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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21734

PIMCO Global StocksPLUS ® & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2011

Date of reporting period:	September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

September 30, 2010

PIMCO Global StocksPLUS® & Income Fund

PIMCO High Income Fund

Contents

Letter to Shareholders	2–3

Fund Insights/Fund Performance & Statistics	4–9

Schedules of Investments	10–29

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32–33

Statements of Cash Flows	34

Notes to Financial Statements	35–61

Financial Highlights	62–63

Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures	64

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	65–69

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Dear Shareholder:

The dramatic global stock market rally that began in the spring of 2009 came to a halt during the fiscal six-month period (“the period”) ended September 30, 2010. After peaking in April, markets generally retreated on concerns of a renewed economic slowdown in the U.S. and abroad. Many investors reacted by shifting away from stocks and corporate bonds and into cash and the perceived safe haven of U.S. government securities. Prices for U.S.Treasury bonds soared as yields — which move in the opposite direction — fell sharply. In the latter months of the period, stocks fell in August but rebounded in September, as the markets struggled to regain their footing.

In the United States, the economic slowdown was more than evident in a series of reports on gross domestic product (“GDP”) growth. After rising at an annual rate of 5.0% between October and December of 2009, GDP slowed to a 3.7% pace between January and March 2010, and to 1.7% between April and June 2010. The housing market displayed continued weakness and unemployment remained stubbornly high. Abroad, government debt worries in several European countries and an economic slowdown in China — now the world’s second largest economy — added to investor concerns.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

Six Months in Review

For the fiscal six-months ended September 30, 2010:

• PIMCO Global StocksPLUS® & Income Fund increased 17.04% on net asset value (“NAV”) and 23.16% on market price.

• PIMCO High Income Fund advanced 13.75% on NAV and 13.15% on market price.

The Standard & Poor’s 500 Index, a proxy for the U.S. stock market, declined 1.42%. The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) increased 0.20% in U.S. dollar terms and the BofA Merrill Lynch U.S. High Yield Index rose during the period 6.69%. The broad bond market, as measured by the Barclays Capital U.S. Aggregate Index, advanced 6.05% for the reporting period, while the Barclays Capital U.S. Treasury Bond Index returned 0.09%.

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As the U.S. economy demonstrably weakened during the period, the U.S. Federal Reserve (the “Fed”) hinted that it would abandon what had been an accommodative monetary policy, and begin another round of so-called “quantitative easing.” This would entail renewed purchases of U.S. Treasury bonds, the goal of which would be to drive interest rates — already at record low levels — even lower in an effort to stimulate economic activity. The Fed also maintained key interest rates near zero and indicated it would continue to do so for the foreseeable future, with Fed Chairman Ben Bernanke stating that economic conditions were “unusually uncertain.”

The Road Ahead

Consumer spending appears to be on a firmer footing, and is likely to support modest but continued economic growth. For this and other reasons, the U.S. economy may avoid a so-called “double-dip” recession. Mild growth in turn may benefit credit-sensitive bonds. But if growth were to accelerate, the recent and dramatic fall in bond yields could be quickly reversed. It is worth noting that the yield on the benchmark 10-year U.S. Treasury Bond stood at 2.53% at the end of the period — after being as high as 4.01% in April.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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PIMCO Global StocksPLUS® & Income Fund Fund Insights

September 30, 2010 (unaudited)

For the fiscal six-month period ended September 30, 2010, PIMCO Global StocksPLUS® & Income Fund (the “Fund”) returned 17.04% on NAV and 23.16% on market price.

Volatility in global equity markets resulted in wide swings during the reporting period, though markets ended the period fairly close to where they began. The period began with a downturn as markets reacted to the fiscal crises in peripheral European economies such as Greece. The “flash crash” of May 6 added further volatility to the markets, though its impact was not lasting. Markets turned more positive later in the period, however, as investors began to anticipate further support by the Fed amidst continued weakness in output and the housing market.

The greatest beneficiaries of investor uncertainty were the sovereign bond markets of developed countries, particularly U.S. Treasuries, which gained strongly on their perceived “safe haven” status. Among spread sectors, corporate debt, as measured by the Barclays Capital U.S. Corporate Index, generally outperformed the broader market, though many sectors and lower-rated issues suffered from spread widening relative to surging Treasuries. Among mortgage-backed securities, premium coupon issues outperformed as refinancing activity remained muted amidst continued low interest rates.

Fixed income adds alpha

Divergent performance across the world’s equity markets resulted in a mixed contribution from the Fund’s equity exposure for the period. The Fund’s indexed exposure to international markets, effected using total return swaps on the Morgan Stanley Capital International “Europe, Australasia, Far East” Index (MSCI EAFE), contributed 0.20% to the Fund’s absolute return for the period; after a strong rally in global equity markets in September largely recouped earlier losses. The U.S. equity market also rallied during September, though the gains in that month were not enough to counteract the losses in the prior five months. As a result, the Fund’s

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exposure to the domestic equity market via S&P 500 futures contracts detracted from absolute returns as the S&P 500 Index declined 1.42% during the six-month period.

The Fund also employed a defensive option strategy of selling calls and purchasing puts on S&P 500 Index futures. This option strategy was negative for performance during the period as the income earned from the written calls was not sufficient to offset the purchase cost of the puts.

The diversified fixed income portfolio, which collateralizes the Fund’s equity exposure, continued to provide income and supported the Fund’s overall return for the period. The fixed income portfolio’s positive duration (a measure of its exposure to interest rate changes) added to returns as the yield on 10-year U.S. Treasuries declined over the period. The benefit of this exposure was somewhat offset by the impact of a strategy intended to capitalize on an anticipated steepening of the yield curve, which suffered as the spread in yields between two- and 30-year U.S. Treasuries instead narrowed in the second quarter of the period.

The Fund’s holdings of non-Treasury sectors were generally beneficial to returns during the period. Exposure to non-Agency mortgage- and asset-backed securities (MBS and ABS) enhanced performance and provided a source of incremental income for the Fund, as did agency MBS. The Fund’s allocations to investment grade and high yield corporate bonds also contributed to performance, as our credit analysts successfully identified securities that generated income sufficient to offset the negative price impact of widening credit spreads.

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PIMCO Global StocksPLUS® & Income Fund

Fund Performance & Statistics

September 30, 2010 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	23.16%	17.04%
1 Year	53.49%	55.08%
5 Year	17.93%	7.96%
Commencement of Operations (5/31/05) to 9/30/10	16.40%	9.12%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (5/31/05) to 9/30/10	Market Price	$22.11
	NAV	$13.39
	Premium to NAV	65.12%
	Market Price Yield(2)	9.95%
	Moody’s Ratings (as a % of total investments before options written)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends. An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at September 30, 2010.

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PIMCO High Income Fund Fund Insights

September 30, 2010 (unaudited)

For the fiscal six-month period ended September 30, 2010, PIMCO High Income Fund (the “Fund”) returned 13.75% on NAV and 13.15% on market price.

Credit markets were unsettled during the period, as investors’ desire for yield clashed with a general flight to the perceived safety of U.S. Treasuries. By the end of the period, both speculative and investment-grade corporates as a group fell short of Treasuries, given the elevated volatility and diminished risk appetites during the period. From an industry perspective, the top performers over the period were largely finance related as both insurance and banking were among the strongest sectors of the market. At the other end of the spectrum was utilities, where electric generation companies continued to underperform alongside low fuel prices and increased regulation of the broader industry category.

Strong security and sector selection

The Fund’s returns continued to be supported by strong security and sector selection during the reporting period. At the sector level, the Fund’s portfolio was well-positioned to benefit from the relatively strong performance of the financial sector, where the Fund’s overweight position benefited from the positive impact of bank and insurance credits on the broader industry. Security selection in the consumer cyclical sector was strong, particularly in auto-related bonds, which significantly outperformed all other sub-sectors of the broader category given improved earnings and subsequent upwards rating migration of select issuers.

Within energy, the Fund’s emphasis on pipelines, which are less sensitive to declining natural gas prices, also boosted returns as these bonds outperformed their energy-related peers during the period. Security selection in the transportation sector resulted in an emphasis on airline companies, which appreciated materially over the reporting period. More broadly, the Fund’s exposure to bonds in the higher end of its credit range,

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PIMCO High Income Fund Fund Insights

September 30, 2010 (unaudited) (continued)

primarily BBB credits, also supported returns as they outpaced double and single B-rated bonds in an environment of general spread widening.

Although the Fund’s active positions were generally beneficial to returns, not all were beneficial during the period. An overweight position in utilities, where electric generation companies have come under pressure, detracted from performance.

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PIMCO High Income Fund
Fund Performance & Statistics

September 30, 2010 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	13.15%	13.75%
1 Year	43.43%	48.51%
5 Year	13.72%	8.04%
Commencement of Operations (4/30/03) to 9/30/10	12.92%	9.80%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (4/30/03) to 9/30/10	Market Price	$13.02
	NAV	$9.10
	Premium to NAV	43.08%
	Market Price Yield(2)	9.95%
	Moody’s Ratings (as a % of total investments before options written)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends. An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at September 30, 2010.

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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 77.5%

$614	American Home Mortgage Assets, 1.29%, 11/25/46, CMO, FRN	Caa1/CCC	$296,624
	Banc of America Commercial Mortgage, Inc. CMO, VRN (l),
2,000	5.491%, 3/11/41 (a) (d)	NR/BBB	1,621,586
2,600	5.889%, 7/10/44	NR/A+	2,772,397
	Banc of America Funding Corp., CMO,
394	0.477%, 7/20/36, FRN	Ba1/AAA	287,258
1,204	3.205%, 12/20/34, VRN	NR/A-	835,845
3,065	5.243%, 3/20/36, FRN (l)	Caa2/B	2,548,187
748	5.846%, 1/25/37, VRN	B3/D	501,679
337	Banc of America Mortgage Securities, Inc., 6.00%, 7/25/46, CMO	B2/CCC	326,972
3,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a) (d) (l)	Aa2/NR	2,622,960
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
595	3.118%, 3/25/35	Caa2/BB-	490,639
1,632	3.350%, 2/25/34 (l)	Aa3/AA	1,393,044
568	5.75%, 7/25/36	NR/CCC	427,699
2,623	5.810%, 8/25/47(l)	NR/CCC	2,253,773
	Bear Stearns Alt-A Trust, CMO, VRN,
720	2.669%, 4/25/35	Caa1/BBB+	565,471
406	2.984%, 9/25/35	Caa3/CCC	308,851
	Bear Stearns Commercial Mortgage Securities, CMO, VRN,
1,000	5.694%, 6/11/50 (l)	NR/A+	1,081,149
1,300	5.808%, 3/13/40 (a) (d)	NR/BBB	1,089,371
1,000	5.904%, 2/11/41 (a) (d)	NR/BBB-	729,169
	Bear Stearns Structured Products, Inc., CMO, VRN,
656	3.013%, 1/26/36	B2/A+	455,232
679	5.436%, 12/26/46	Caa1/CCC	484,534
1,690	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a) (d)	C/BB-	893,326
	CC Mortgage Funding Corp., CMO, FRN (a) (d),
147	0.556%, 8/25/35	A3/AAA	97,313
26	0.596%, 10/25/34	Aaa/AAA	22,216
1,335	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a) (d) (h)	NR/A+	1,401,788
1,600	Chase Commercial Mortgage Securities Corp., 6.65%, 7/15/32, CMO (a) (d)	Ba3/NR	1,406,360
49	Citicorp Mortgage Securities, Inc., 6.50%, 2/25/24, CMO	Aaa/AAA	49,421
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
184	2.56%, 8/25/35	B3/AA	171,592
1,620	3.546%, 3/25/37	NR/CCC	1,037,337
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.396%, 7/15/44, CMO, VRN (l)	A1/BBB	694,883
	Countrywide Alternative Loan Trust, CMO,
1,864	0.467%, 5/20/46, FRN	Ba1/CCC	999,052
387	0.496%, 12/25/46, FRN	Ca/CCC	107,980
2,279	0.586%, 10/25/35, FRN	Ba2/CCC	1,337,740
4,603	0.606%, 5/25/36, FRN (l)	Caa3/CCC	2,556,297
138	5.25%, 8/25/35	NR/CCC	127,016
1,584	5.50%, 8/25/34	NR/AAA	953,731
83	5.50%, 2/25/36	Caa3/CC	58,022
1,481	5.50%, 3/25/36	Caa3/NR	1,082,783
652	5.594%, 10/25/35, VRN	NR/CC	451,992

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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$711	5.773%, 2/25/37, VRN	NR/CCC	$512,521
224	6.25%, 9/25/34	A1/AAA	224,105
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
475	0.496%, 3/25/36, FRN	Ba1/B	295,510
1,824	0.576%, 3/25/35, FRN (l)	A1/AAA	1,156,647
312	0.646%, 2/25/35, FRN	Ba1/BBB	105,763
349	2.827%, 10/20/35, VRN	Ca/CCC	223,752
819	3.726%, 3/25/37, VRN	Ca/CC	432,175
1,740	5.103%, 10/20/35, VRN	Caa2/CCC	1,312,647
702	5.283%, 10/20/35, VRN	Caa2/CCC	553,490
285	5.50%, 8/25/35	NR/CCC	248,567
360	6.00%, 3/25/36	NR/CCC	80,106
2,600	Credit Suisse First Boston Mortgage Securities Corp., 5.745%, 12/15/36, CMO, VRN (a) (d) (l)	NR/BBB+	2,021,697
	Credit Suisse Mortgage Capital Certificates, CMO,
529	6.00%, 11/25/36	B1/NR	468,407
2,000	6.422%, 2/15/41, VRN (l)	NR/AA	2,113,240
1,736	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	Ba1/NR	1,586,410
	First Horizon Alternative Mortgage Securities, CMO, FRN
1,305	5.469%, 11/25/36	NR/D	717,701
471	6.101%, 2/25/36	C/D	10,725
2,665	First Horizon Asset Securities, Inc., 5.447%, 1/25/37, CMO, FRN	NR/CCC	2,210,133
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.287%, 7/10/45 (a)(d)	NR/BB	460,803
1,000	5.322%, 5/10/43	NR/BB	628,278
455	GMAC Mortgage Corp. Loan Trust, 3.322%, 6/25/34, CMO, FRN (l)	NR/AAA	396,926
	GSR Mortgage Loan Trust, CMO,
461	2.918%, 5/25/35, VRN	Caa1/B+	330,333
450	2.923%, 9/25/35, FRN (l)	NR/AAA	431,732
322	3.532%, 4/25/35, VRN	Caa2/BB-	249,835
773	5.50%, 6/25/36	NR/CCC	718,509
1,422	5.50%, 1/25/37	Caa1/NR	1,290,963
	Harborview Mortgage Loan Trust, CMO,
47	0.557%, 4/19/34, FRN	Aaa/AAA	42,459
2,566	1.256%, 11/25/47, FRN	Baa3/B-	1,742,639
288	2.632%, 11/19/34, FRN	Ba1/B+	181,014
121	5.653%, 8/19/36, VRN	NR/CCC	101,314
1,237	5.887%, 6/19/36, VRN	Caa3/D	742,210
1,026	HSBC Asset Loan Obligation, 5.970%, 1/25/37, CMO, VRN	NR/CC	664,337
4	Impac CMB Trust, 0.896%, 10/25/33, CMO, FRN	WR/A	3,273
	Indymac Index Mortgage Loan Trust, CMO, FRN,
3,743	0.526%, 6/25/37	Caa1/CCC	841,251
105	0.536%, 3/25/35	Ba1/BB-	73,244
¥89,264	JLOC Ltd., 0.50%, 2/16/16, CMO, FRN (a) (b) (d) (m) (acquisition cost-$751,855; purchased 4/23/07)	Aaa/AAA	823,160
$1,271	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/CCC	825,728
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a) (d),
2,000	0.707%, 7/15/19, FRN	Aa2/NR	1,562,880
1,500	5.461%, 5/15/41, VRN	Baa1/NR	1,040,390
	JPMorgan Mortgage Trust, CMO,
2,246	3.106%, 8/25/35, FRN	NR/CCC	1,947,093
1,456	3.563%, 4/25/37, VRN	Caa2/CCC	989,957

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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$211	5.50%, 1/25/36	NR/CCC	$177,721
537	5.50%, 6/25/37	NR/CC	516,200
3,567	5.686%, 8/25/36, VRN	Caa2/NR	2,732,459
957	5.722%, 5/25/36, VRN	Caa1/NR	795,056
	Luminent Mortgage Trust, CMO, FRN,
1,680	0.426%, 12/25/36	B2/B+	1,065,483
1,729	0.456%, 10/25/46	Ba1/A-	1,113,949
	MASTR Adjustable Rate Mortgage Trust, CMO, VRN,
510	3.335%, 10/25/34	NR/A	421,094
1,170	3.626%, 11/25/35 (a) (b) (d) (m) (acquisition cost-$737,718; purchased 9/10/10)	Caa1/CCC	766,151
158	Mellon Residential Funding Corp., 0.737%, 6/15/30, CMO, FRN	Aaa/AAA	153,706
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 8/12/48, CMO	Aa2/A	999,094
417	MLCC Mortgage Investors, Inc., 2.009%, 10/25/35, CMO, FRN (l)	Baa1/AAA	381,034
	Morgan Stanley Capital I, CMO,
500	5.376%, 11/14/42, VRN	Baa3/BB+	356,388
100	5.379%, 8/13/42, VRN (a) (d)	NR/BB-	46,042
1,000	5.569%, 12/15/44	NR/A+	990,235
568	Opteum Mortgage Acceptance Corp., 0.526%, 7/25/36, CMO, FRN	Caa3/CCC	260,792
365	Provident Funding Mortgage Loan Trust, 2.86%, 10/25/35, CMO, FRN	B1/AAA	316,046
3,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a) (d) (l)	NR/NR	2,628,268
	Residential Accredit Loans, Inc., CMO,
716	3.319%, 12/26/34, VRN	B2/BB+	513,289
1,958	5.893%, 1/25/36, VRN	Caa2/D	1,095,300
832	6.00%, 9/25/35	NR/CC	668,195
939	6.00%, 8/25/36	Caa2/D	588,699
329	Residential Asset Mortgage Products, Inc., 7.50%, 12/25/31, CMO	NR/BB-	337,994
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,479	1.753%, 5/25/35, FRN	B3/CCC	777,756
271	5.477%, 9/25/35, VRN	Caa2/BB-	216,233
1,420	5.798%, 11/25/36, VRN	NR/CC	1,100,351
1,655	5.826%, 4/25/36, VRN	NR/CC	1,257,314
1,012	5.888%, 1/25/36, VRN	NR/CCC	750,118
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
814	0.486%, 2/25/36	B1/CCC	482,585
726	0.536%, 2/25/36	Ba3/CCC	449,948
900	Structured Asset Securities Corp., 0.406%, 5/25/36, CMO, FRN	Caa1/CCC	544,519
425	Suntrust Adjustable Rate Mortgage Loan Trust, 3.151%, 1/25/37, CMO, VRN	NR/CCC	341,027
	Wachovia Bank Commercial Mortgage Trust, CMO,
1,101	1.257%, 9/15/21, FRN (a) (d)	B1/CCC-	917,284
1,020	4.982%, 2/15/35 (a) (d)	NR/BB+	773,622
1,500	5.541%, 1/15/41, VRN (a) (d)	Ba1/BBB	798,756
2,500	6.102%, 2/15/51, VRN (l)	Aaa/BBB	2,581,024
1,566	Wachovia Mortgage Loan Trust LLC, 3.084%, 10/20/35, CMO, FRN	NR/B+	1,237,808
	WaMu Mortgage Pass Through Certificates, CMO,
286	0.546%, 7/25/45, FRN	Aaa/AAA	232,447
1,776	0.546%, 10/25/45, FRN (l)	Aa2/AAA	1,446,257
1,819	0.576%, 7/25/45, FRN (l)	Aaa/AAA	1,527,762

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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$252	1.116%, 1/25/47, FRN	Caa1/CCC	$162,743
281	3.003%, 7/25/42, FRN	Aa3/AAA	253,657
1,098	5.241%, 2/25/37, VRN	NR/CCC	828,057
1,297	5.424%, 12/25/36, VRN	NR/CCC	973,730
484	5.769%, 7/25/37, FRN	NR/CCC	405,550
136	6.034%, 8/25/36, FRN	NR/CCC	28,580
4,501	Washington Mutual Alternative Mortgage Pass Through Certificates, 1.14%, 4/25/47, CMO, FRN	Ca/CC	1,181,058
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,484	5.551%, 3/25/36, FRN	NR/BB	1,364,933
900	5.781%, 10/25/36, VRN	Caa1/NR	805,724
1,613	6.00%, 3/25/37	Caa2/NR	1,494,056
Total Mortgage-Backed Securities (cost-$90,731,729)			104,759,307

CORPORATE BONDS & NOTES – 63.9%

Airlines – 4.0%
1,000	American Airlines, Inc., 10.50%, 10/15/12 (a) (d) (l)	B2/B	1,085,000
1,198	Northwest Airlines, Inc., 1.095%, 5/20/14, FRN (MBIA) (l)	Baa2/BBB-	1,129,051
	United Air Lines Pass Through Trust (l),
2,172	6.636%, 1/2/24	Baa2/BB+	2,166,683
975	10.40%, 5/1/18	Baa2/BBB+	1,086,594
			5,467,328
Automotive – 0.1%
100	Tenneco, Inc., 8.625%, 11/15/14	Caa1/CCC+	103,000
Banking – 6.4%
2,800	Discover Bank, 7.00%, 4/15/20 (l)	Ba1/BBB-	3,051,359
	Rabobank Nederland NV,
€1,000	6.875%, 3/19/20	NR/NR	1,324,889
$1,600	11.00%, 6/30/19 (a) (d) (i) (l)	A2/AA-	2,086,158
2,000	Regions Financial Corp., 7.75%, 11/10/14 (l)	Baa3/BBB-	2,169,108
			8,631,514
Financial Services – 24.0%
	Ally Financial, Inc.,
31	6.00%, 3/15/19	B3/B	27,002
9	6.10%, 9/15/19	B3/B	7,914
45	6.15%, 3/15/16	B3/B	42,081
60	6.25%, 4/15/19	B3/B	53,855
98	6.30%, 8/15/19	B3/B	87,369
7	6.35%, 4/15/16	B3/B	6,593
10	6.35%, 4/15/19	B3/B	8,928
23	6.50%, 10/15/16	B3/B	21,706
10	6.55%, 12/15/19	B3/B	8,879
12	6.60%, 8/15/16	B3/B	11,414
29	6.65%, 6/15/18	B3/B	27,013
10	6.65%, 10/15/18	B3/B	9,078
29	6.70%, 6/15/18	B3/B	27,096
29	6.75%, 8/15/16	B3/B	27,736
10	6.75%, 9/15/16	B3/B	9,552
3	6.75%, 6/15/17	B3/B	2,889
56	6.75%, 3/15/18	B3/B	53,056

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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$5	6.75%, 7/15/18	B3/B	$4,696
20	6.75%, 9/15/18	B3/B	18,530
3	6.75%, 6/15/19	B3/B	2,776
18	6.85%, 4/15/16	B3/B	17,354
19	6.85%, 7/15/16	B3/B	18,218
37	6.85%, 5/15/18	B3/B	35,017
2	6.875%, 8/15/16	B3/B	1,921
18	6.875%, 7/15/18	B3/B	16,926
30	6.90%, 6/15/17	B3/B	29,132
50	6.90%, 7/15/18	B3/B	47,116
5	6.90%, 8/15/18	B3/B	4,694
8	6.95%, 6/15/17	B3/B	7,789
18	7.00%, 1/15/17	B3/B	17,414
28	7.00%, 6/15/17	B3/B	27,335
60	7.00%, 7/15/17	B3/B	58,566
129	7.00%, 2/15/18	B3/B	124,419
1	7.00%, 3/15/18	B3/B	961
42	7.00%, 8/15/18	B3/B	39,671
223	7.05%, 3/15/18	B3/B	215,014
4	7.05%, 4/15/18	B3/B	3,844
80	7.15%, 9/15/18	B3/B	75,971
15	7.20%, 10/15/17	B3/B	14,818
193	7.25%, 8/15/12	B3/B	192,399
109	7.25%, 9/15/17	B3/B	107,555
181	7.25%, 1/15/18	B3/B	177,650
293	7.25%, 4/15/18	B3/B	284,796
5	7.25%, 8/15/18	B3/B	4,793
91	7.25%, 9/15/18	B3/B	86,944
199	7.30%, 1/15/18	B3/B	195,847
57	7.35%, 4/15/18	B3/B	55,738
2	7.375%, 4/15/18	B3/B	1,959
55	7.40%, 12/15/17	B3/B	54,580
12	7.50%, 6/15/16	B3/B	11,899
7	7.50%, 11/15/16	B3/B	6,946
51	7.50%, 8/15/17	B3/B	50,070
18	7.50%, 11/15/17	B3/B	17,986
22	7.50%, 12/15/17	B3/B	21,935
4	7.55%, 5/15/16	B3/B	3,973
12	7.75%, 10/15/17	B3/B	12,022
46	8.00%, 11/15/17	B3/B	46,098
2	8.125%, 11/15/17	B3/B	2,005
2,000	8.30%, 2/12/15 (a) (d) (l)	B3/B	2,185,000
326	9.00%, 7/15/20	B3/B	328,292
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (i) (l)	NR/B-	1,787,775
	CIT Group, Inc.,
302	7.00%, 5/1/13	B3/B+	305,429
454	7.00%, 5/1/14	B3/B+	454,742
454	7.00%, 5/1/15	B3/B+	452,474
756	7.00%, 5/1/16 (l)	B3/B+	748,454
1,058	7.00%, 5/1/17 (l)	B3/B+	1,041,223
1,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (l)	Ba1/BB-	1,266,000

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14		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Ford Motor Credit Co. LLC,
$2,120	3.277%, 1/13/12, FRN (l)	Ba3/B+	$2,120,530
1,300	7.25%, 10/25/11 (l)	Ba3/B+	1,365,017
2,300	7.50%, 8/1/12 (l)	Ba3/B+	2,442,485
400	8.00%, 6/1/14	Ba3/B+	437,896
3,850	8.00%, 12/15/16 (l)	Ba3/B+	4,359,028
€4,600	General Electric Capital Corp., 4.625%, 9/15/66, (converts to FRN on 9/15/16) (a) (d)	Aa3/A+	5,149,537
$3,000	International Lease Finance Corp., 6.625%, 11/15/13 (l)	B1/BB+	3,022,500
	SLM Corp.,
200	3.103%, 2/1/14, FRN	Ba1/BBB-	173,270
1,000	8.00%, 3/25/20 (l)	Ba1/BBB-	993,820
1,250	8.45%, 6/15/18 (l)	Ba1/BBB-	1,264,205
			32,447,215
Healthcare & Hospitals – 4.1%
3,000	Biomet, Inc., 11.625%, 10/15/17 (l)	Caa1/B-	3,356,250
2,000	HCA, Inc., 9.25%, 11/15/16 (l)	B2/BB-	2,170,000
			5,526,250
Hotels/Gaming – 0.9%
1,100	MGM Resorts International, 9.00%, 3/15/20 (a) (d) (l)	B1/B	1,163,250
Insurance – 7.7%
	American International Group, Inc. (l),
4,500	0.635%, 10/18/11, FRN	A3/A-	4,435,133
4,565	5.60%, 10/18/16	A3/A-	4,679,125
1,350	6.25%, 5/1/36	A3/A-	1,316,250
			10,430,508
Materials & Processing – 1.0%
1,148	Teck Resources Ltd., 10.25%, 5/15/16	Baa3/BBB	1,396,357
Oil & Gas – 7.4%
	Anadarko Petroleum Corp. (l),
200	6.20%, 3/15/40	Ba1/BBB-	195,625
1,200	6.375%, 9/15/17	Ba1/BBB-	1,324,249
1,500	6.45%, 9/15/36	Ba1/BBB-	1,506,519
2,900	BP Capital Markets PLC, 4.75%, 3/10/19 (l)	A2/A	3,037,724
357	Global Geophysical Services, Inc., 10.50%, 5/1/17 (a) (d)	B3/B	365,033
3,000	Quicksilver Resources, Inc., 11.75%, 1/1/16 (l)	B2/B+	3,532,500
			9,961,650
Real Estate Investment Trust – 1.5%
2,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (a) (d) (l)	Ba2/BB+	2,025,990
Retail – 3.9%
2,644	CVS Pass Through Trust, 5.88%, 1/10/28 (l)	Baa2/NR	2,799,828
3,000	New Albertson’s, Inc., 8.00%, 5/1/31 (l)	Ba3/B+	2,460,000
			5,259,828
Telecommunications – 1.7%
2,000	Wind Acquisition Finance S.A., 11.75%, 7/15/17 (a) (d) (l)	B2/B+	2,251,250
Transportation – 0.8%
1,075	Navios Maritime Holdings, Inc., 8.875%, 11/1/17 (a) (d) (l)	Ba3/BB-	1,139,500

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Utilities – 0.4%
$500	Energy Future Holdings Corp., 10.00%, 1/15/20 (a) (d) (l)	Caa3/B+	$498,821
Total Corporate Bonds & Notes (cost-$77,473,973)			86,302,461

U.S. GOVERNMENT AGENCY SECURITIES – 13.2%

	Fannie Mae,
3,005	4.50%, 8/1/39, MBS (l)	Aaa/AAA	3,134,368
2,662	4.50%, 10/1/39, MBS (l)	Aaa/AAA	2,776,146
4,504	6.00%, 8/1/34, MBS (l)	Aaa/AAA	4,918,455
1,376	6.00%, 12/1/34, MBS (l)	Aaa/AAA	1,502,797
2,127	6.00%, 11/1/36, MBS (l)	Aaa/AAA	2,308,880
633	6.00%, 12/1/37, MBS (l)	Aaa/AAA	681,105
759	6.00%, 3/1/38, MBS (l)	Aaa/AAA	816,477
179	7.00%, 12/25/23, CMO (l)	Aaa/AAA	213,371
117	7.50%, 6/1/32, MBS (l)	Aaa/AAA	130,574
55	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	55,393
265	9.882%, 12/25/42, CMO, VRN	Aaa/AAA	299,488
748	13.806%, 8/25/22, CMO, FRN (b)(l)	Aaa/AAA	977,525
	Freddie Mac,
28	7.00%, 8/15/23, CMO (l)	Aaa/AAA	32,373
Total U.S. Government Agency Securities (cost-$17,041,744)			17,846,952

ASSET-BACKED SECURITIES – 10.6%
1,133	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a) (d)	Ba3/BB+	1,076,173
528	Ameriquest Mortgage Securities, Inc., 5.881%, 2/25/33, FRN	Ca/D	42,553
100	Carrington Mortgage Loan Trust, 0.406%, 8/25/36, FRN	Ca/AA-	49,102
500	Centex Home Equity, 0.706%, 6/25/35, FRN	Caa2/AA	368,240
	Citigroup Mortgage Loan Trust, Inc.,
376	0.416%, 1/25/37, FRN	Ba3/CCC	153,179
1,169	5.972%, 1/25/37	Caa2/CCC	596,713
88	Countrywide Asset-Backed Certificates, 0.806%, 9/25/34, FRN (a) (b) (d) (m) (acquisition cost-$58,925; purchased 7/26/10)	NR/AAA	70,839
900	CWALT, Inc., 5.467%, 9/15/39 (a) (d) (h)	NR/NR	816,186
370	Denver Arena Trust, 6.94%, 11/15/19 (a) (d)	NR/NR	338,405
461	EMC Mortgage Loan Trust, 0.726%, 5/25/39, FRN (a) (d) (l)	Aaa/NR	377,338
822	Fifth Third Home Equity Loan Trust, 0.507%, 9/20/23, FRN	Baa3/BBB	654,869
	Lehman XS Trust,
940	5.42%, 11/25/35	A3/AAA	716,657
758	5.72%, 5/25/37	Caa3/CC	499,119
358	Long Beach Mortgage Loan Trust, 1.381%, 5/25/32, FRN	A2/AAA	281,551
837	MASTR Asset Backed Securities Trust, 5.233%, 11/25/35 (l)	A1/BBB	774,017
497	Morgan Stanley ABS Capital I, 0.316%, 5/25/37, FRN	Caa3/BB	412,264
5,000	Origen Manufactured Housing, 7.65%, 3/15/32 (l)	B2/NR	5,213,990
238	Quest Trust, 0.376%, 8/25/36, FRN (a)(d)	Caa3/BBB	218,405
	Residential Asset Mortgage Products, Inc.,
125	0.936%, 3/25/33, FRN	Ba1/CCC	77,601
175	5.572%, 6/25/32, VRN	Aa3/BB	145,917

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16		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
$293	Residential Funding Securities LLC, 0.706%, 6/25/33, FRN (a) (d) (l)	Aa1/AAA	$246,375
95	Soundview Home Equity Loan Trust, 0.316%, 11/25/36, FRN (a) (d)	Caa3/CCC	44,631
1,171	Structured Asset Securities Corp., 0.556%, 6/25/35, FRN	Caa2/AA+	793,384
474	Washington Mutual Asset Backed Certificates, 0.316%, 10/25/36, FRN	Caa2/CCC	338,218
Total Asset-Backed Securities (cost-$13,043,327)			14,305,726

SENIOR LOANS (a) (c) – 3.4%

Automotive Products – 1.3%
	Ford Motor Corp. Term B1,
877	3.01%, 12/15/13		861,629
910	3.05%, 12/15/13		894,251
			1,755,880
Healthcare & Hospitals – 0.7%
1,000	HCA, Inc., 2.539%, 11/17/13		965,000
Insurance – 1.1%
1,500	American General Finance Corp., 7.25%, 4/21/15		1,509,961
Utilities – 0.3%
500	Texas Competitive Electric Holdings Co. LLC, 3.758%, 10/10/14 (e)		386,702
Total Senior Loans (cost-$4,619,788)			4,617,543

U.S. TREASURY OBLIGATIONS (e) – 1.6%

2,000	U.S. Treasury Notes, 2.375%, 8/31/14 (cost-$2,095,663)		2,110,938

MUNICIPAL BONDS & NOTES – 1.1%

West Virginia – 1.1%
1,900	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost-$1,787,463)	Baa3/BBB	1,475,825

CONVERTIBLE PREFERRED STOCK – 0.4%

Shares

Electric – 0.4%
8,600	PPL Corp., 9.50%, 7/1/13 (cost-$430,000)	NR/NR	490,716

SHORT-TERM INVESTMENTS – 28.2%

Principal Amount (000s)

Corporate Notes – 6.3%
Financial Services – 5.4%
€800	American General Finance Corp., 4.625%, 6/22/11	B3/NR	1,063,448

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Ford Motor Credit Co. LLC (l),
$3,000	5.542%, 6/15/11, FRN	Ba3/B+	$3,078,750
1,000	7.375%, 2/1/11	Ba3/B+	1,018,606
2,100	International Lease Finance Corp., 4.95%, 2/1/11 (l)	B1/BB+	2,110,500
			7,271,304
Insurance – 0.7%
1,000	Foundation Re II Ltd., 7.119%, 11/26/10, FRN (a) (b) (d) (m) (acquisition cost-$1,000,000; purchased 11/10/06)	NR/BB+	1,002,500
Oil & Gas – 0.2%
200	BP Capital Markets PLC, 0.423%, 4/11/11, FRN (l)	A2/NR	199,396
Total Corporate Notes (cost-$8,111,487)			8,473,200

U.S. Treasury Obligations – 0.5%
	U.S. Treasury Notes,
176	0.875%, 4/30/11		176,694
494	0.875%, 5/31/11		496,219
Total U.S. Treasury Obligations (cost-$669,786)			672,913
U.S. Treasury Bills (j) – 16.7%
22,619	0.094%-0.195%, 10/7/10-1/27/11 (cost-$22,615,261)		22,616,178
U.S. Government Agency Securities (j) – 0.5%
	Freddie Mac,
552	0.326%, 2/1/11, FRN	Aaa/AAA	551,998
174	0.362%, 3/9/11, FRN	Aaa/AAA	174,124
Total U.S. Government Agency Securities (cost-$726,198)			726,122
Repurchase Agreements – 4.2%
4,800	Credit Suisse Securities (USA) LLC, dated 9/30/10, 0.20%, due 10/1/10, proceeds $4,800,027; collateralized by U.S. Treasury Notes, 0.375%, due 9/30/12, valued at $4,908,369, including accrued interest		4,800,000
834	State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $834,000; collateralized by U.S. Treasury Notes, 1.00%, due 4/30/12, valued at $851,760, including accrued interest		834,000
Total Repurchase Agreements (cost-$5,634,000)			5,634,000
Total Short-Term Investments (cost-$37,756,732)			38,122,413

OPTIONS PURCHASED (l) – 0.1%

Contracts
Put Options – 0.1%
220	S&P 500 Index Futures (CBOE), strike price $1,070, expires 10/15/10 (cost-$605,825)		198,000
Total Investments before options written (cost-$245,586,244) – 200.0%			270,229,881

PIMCO Global StocksPLUS® & Income Fund
18		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Contracts		Value
OPTIONS WRITTEN (l) – (1.3)%

Call Options – (1.3)%
220	S&P 500 Index Futures (CBOE), strike price $1,115, expires 10/15/10, (premiums received-$1,374,175)	$(1,776,500)
Total Investments net of options written (cost-$244,212,069) – 198.7%		268,453,381
Other liabilities in excess of other assets – (98.7)%		(133,317,546)
Net Assets – 100%		$135,135,835

PIMCO Global StocksPLUS® & Income Fund
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PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

CORPORATE BONDS & NOTES – 70.0%

Airlines – 2.7%
	American Airlines, Inc.,
$4,754	10.50%, 3/15/12	Caa1/CCC+	$4,730,230
6,915	10.50%, 3/15/13	Caa1/CCC+	6,707,550
	American Airlines Pass Through Trust,
8,760	8.608%, 10/1/12	Ba3/B+	8,935,200
10,158	10.18%, 1/2/13	Caa1/CCC+	10,158,274
986	10.375%, 1/2/21	Baa3/A-	1,163,774
5,860	Continental Airlines, Inc., 6.92%, 4/2/13 (a) (b) (h) (m) (acquisition cost-$5,208,428; purchased 7/1/03)	NR/NR	5,805,628
2,489	Continental Airlines Pass Through Trust, 7.707%, 10/2/22	Baa2/BBB	2,668,973
			40,169,629
Automotive – 1.1%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	B2/B	4,912,500
5,900	7.50%, 8/1/26	B2/B	5,929,500
5,000	9.215%, 9/15/21	B2/B	5,462,500
			16,304,500
Banking – 9.4%
	Allied Irish Banks PLC,
3,900	10.75%, 3/29/17	A2/BBB+	3,549,000
€4,232	10.75%, 3/29/17	A2/BBB+	5,231,553
£1,759	11.50%, 3/29/22	A2/BBB+	2,605,523
$12,500	AmSouth Bancorp, 6.75%, 11/1/25	Ba1/BB+	11,059,988
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	166,000
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a) (d)	Baa3/BB	5,259,375
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (i)	Baa2/A-	59,001,230
$39,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a) (d) (i)	Ba1/BB	45,030,050
9,000	Regions Financial Corp., 7.375%, 12/10/37	Ba1/BB+	8,277,813
			140,180,532
Electric – 0.0%
544	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB-	565,750
Entertainment – 0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba1/BB	596,750
Financial Services – 25.0%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a) (d)	Caa2/CCC-	13,240,650
	Ally Financial, Inc.,
97	5.85%, 5/15/13	B3/B	93,723
280	5.90%, 1/15/19	B3/B	242,126
82	5.90%, 2/15/19	B3/B	70,859
7,500	6.00%, 12/15/11	B3/B	7,634,602
1,256	6.00%, 2/15/19	B3/B	1,092,628
1,534	6.00%, 3/15/19	B3/B	1,336,070
621	6.10%, 9/15/19	B3/B	546,040
241	6.125%, 10/15/19	B3/B	210,399
1,620	6.15%, 3/15/16	B3/B	1,514,896
2,220	6.20%, 3/15/16	B3/B	2,080,839
7	6.20%, 4/15/19	B3/B	6,186

PIMCO Global StocksPLUS® & Income Fund
20	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$170	6.25%, 3/15/13	B3/B	$166,164
20	6.25%, 2/15/16	B3/B	18,668
622	6.25%, 1/15/19	B3/B	550,354
199	6.25%, 4/15/19	B3/B	178,619
7	6.25%, 5/15/19	B3/NR	6,246
385	6.25%, 7/15/19	B3/B	341,845
25	6.30%, 3/15/13	B3/B	24,463
2,680	6.30%, 3/15/16	B3/B	2,523,759
643	6.35%, 4/15/16	B3/B	605,648
82	6.35%, 4/15/19	B3/B	73,206
141	6.35%, 7/15/19	B3/B	126,070
112	6.40%, 3/15/13	B3/B	109,843
1,540	6.40%, 3/15/16	B3/B	1,456,976
50	6.40%, 12/15/18	B3/B	45,002
361	6.40%, 11/15/19	B3/B	320,231
209	6.45%, 2/15/13	B3/B	205,247
239	6.50%, 2/15/13	B3/B	234,964
160	6.50%, 4/15/13	B3/B	157,220
3,069	6.50%, 2/15/16	B3/B	2,897,756
1,155	6.50%, 3/15/16	B3/B	1,097,799
2,036	6.50%, 9/15/16	B3/B	1,919,641
453	6.50%, 6/15/18	B3/B	410,323
164	6.50%, 12/15/18	B3/B	147,492
456	6.50%, 5/15/19	B3/B	417,031
300	6.55%, 10/15/16	B3/B	283,829
112	6.55%, 12/15/19	B3/B	99,448
1,093	6.60%, 8/15/16	B3/B	1,039,633
282	6.60%, 5/15/18	B3/B	261,237
753	6.60%, 6/15/19	B3/B	685,282
969	6.65%, 4/15/16	B3/B	927,720
649	6.65%, 8/15/16	B3/B	616,444
1,437	6.65%, 10/15/18	B3/B	1,320,898
48	6.70%, 5/15/14	B3/B	47,143
571	6.70%, 8/15/16	B3/B	543,442
10	6.70%, 11/15/18	B3/B	9,144
412	6.70%, 6/15/19	B3/B	378,504
20	6.70%, 12/15/19	B3/B	17,949
45	6.75%, 4/15/13	B3/B	44,474
1,391	6.75%, 7/15/16	B3/B	1,329,068
2,916	6.75%, 8/15/16	B3/B	2,784,627
261	6.75%, 9/15/16	B3/B	249,308
113	6.75%, 7/15/18	B3/B	106,139
20	6.75%, 9/15/18	B3/B	18,530
230	6.75%, 10/15/18	B3/B	212,608
6	6.75%, 11/15/18	B3/B	5,501
1,121	6.75%, 5/15/19	B3/B	1,033,311
2,137	6.75%, 6/15/19	B3/B	1,972,338
255	6.80%, 4/15/13	B3/B	252,307
890	6.80%, 9/15/16	B3/B	851,671
10	6.80%, 9/15/18	B3/B	9,294
2,861	6.85%, 4/15/16	B3/B	2,760,335
646	6.85%, 5/15/16	B3/B	622,911
526	6.85%, 7/15/16	B3/B	504,364

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	21

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$679	6.875%, 8/15/16	B3/B	$652,027
169	6.875%, 7/15/18	B3/B	158,921
52	6.90%, 7/15/18	B3/B	49,001
84	6.90%, 8/15/18	B3/B	78,857
30	6.95%, 6/15/17	B3/B	29,210
3,720	7.00%, 2/1/12	B3/B	3,851,111
593	7.00%, 1/15/13	B3/B	592,562
873	7.00%, 5/15/16	B3/B	845,743
120	7.00%, 6/15/16	B3/B	116,289
638	7.00%, 7/15/16	B3/B	617,590
1,106	7.00%, 8/15/16	B3/B	1,068,480
256	7.00%, 11/15/16	B3/B	247,607
100	7.00%, 12/15/16	B3/B	96,771
60	7.00%, 6/15/17	B3/B	58,576
360	7.00%, 2/15/18	B3/B	347,217
905	7.00%, 5/15/18	B3/B	854,214
201	7.00%, 8/15/18	B3/B	189,852
85	7.00%, 9/15/18	B3/B	79,943
183	7.05%, 3/15/18	B3/B	176,447
247	7.05%, 4/15/18	B3/B	237,380
3,012	7.10%, 1/15/13	B3/B	3,011,587
136	7.125%, 10/15/17	B3/B	133,816
545	7.15%, 6/15/16	B3/B	531,854
421	7.15%, 9/15/18	B3/B	399,799
20	7.20%, 10/15/17	B3/B	19,652
2,153	7.25%, 6/15/16	B3/B	2,107,431
1,215	7.25%, 9/15/17	B3/B	1,198,870
324	7.25%, 1/15/18	B3/B	318,002
238	7.25%, 4/15/18	B3/B	231,336
263	7.25%, 8/15/18	B3/B	252,122
180	7.25%, 9/15/18	B3/B	171,978
80	7.30%, 1/15/18	B3/B	78,732
22	7.35%, 4/15/18	B3/B	21,513
356	7.375%, 11/15/16	B3/B	352,518
10	7.375%, 4/15/18	B3/B	9,793
210	7.50%, 10/15/12	B3/B	209,713
2,000	7.50%, 12/31/13	B3/B	2,145,000
1,037	7.50%, 5/15/16	B3/B	1,029,912
784	7.50%, 6/15/16	B3/B	777,392
20	7.50%, 11/15/16	B3/B	19,846
12	7.50%, 11/15/17	B3/B	11,991
50	7.50%, 12/15/17	B3/B	49,851
1,324	7.55%, 5/15/16	B3/B	1,314,944
79	8.00%, 10/15/17	B3/B	79,168
197	8.00%, 11/15/17	B3/B	197,421
20	8.125%, 11/15/17	B3/B	20,047
25	8.25%, 3/15/17	B3/B	25,211
35	8.65%, 8/15/15	B3/B	35,198
121	9.00%, 7/15/20	B3/B	121,851
	American General Finance Corp.,
10,000	5.40%, 12/1/15	B3/B	8,100,000
2,515	5.85%, 6/1/13	B3/B	2,332,662
3,000	6.90%, 12/15/17	B3/B	2,520,000

PIMCO Global StocksPLUS® & Income Fund
22		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a) (b) (d) (g) (m) (n) (acquisition cost-$5,118,750; purchased 12/8/06)	WR/NR	$1,325,000
5,000	Capital One Capital III, 7.686%, 8/15/36	Baa3/BB	5,125,000
15,750	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	17,147,812
22,600	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	23,899,500
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (a) (d)	B3/B+	4,543,000
	Ford Motor Credit Co. LLC,
825	7.00%, 10/1/13	Ba3/B+	885,722
600	7.80%, 6/1/12	Ba3/B+	638,390
14,000	8.00%, 6/1/14	Ba3/B+	15,326,374
13,002	ILFC E-Capital Trust I, 5.90%, 12/21/65, (converts to FRN on 12/21/10) (a) (d)	B3/BB	8,581,320
28,430	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a) (d)	B3/BB	19,332,400
18,000	International Lease Finance Corp., 6.29%, 10/15/17, VRN (h)	WR/BB+	14,059,640
33	JET Equipment Trust, 7.63%, 2/15/15 (a) (b) (d) (g) (h) (m) (acquisition cost-$16,704; purchased 3/1/05)	WR/NR	393
2,000	LBG Capital No.1 PLC, 8.50%, 12/17/21 (a) (d) (i)	NR/B+	1,860,000
	LBG Capital No.2 PLC,
€500	8.875%, 2/7/20	Ba2/BB	689,426
£5,000	9.125%, 7/15/20	Ba2/BB	7,709,583
£850	11.25%, 9/14/23	Ba2/BB	1,506,859
$43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a) (d)	Ba2/BB	40,163,925
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (i)	Ba2/BB-	2,117,500
	SLM Corp.,
27,900	8.00%, 3/25/20	Ba1/BBB-	27,727,578
50,635	8.45%, 6/15/18	Ba1/BBB-	51,210,416
€1,200	Societe Generale, 9.375%, 9/4/19 (i)	Baa2/BBB+	1,768,989
$10,996	State Street Capital Trust III, 8.25%, 3/15/11 (i) (l)	Baa1/BBB+	11,283,435
2,000	USB Capital IX, 6.189%, 4/15/11 (i)	A3/BBB+	1,590,000
10,000	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba1/A-	10,575,000
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (i)	Ba1/A-	2,606,250
			370,941,564
Healthcare & Hospitals – 0.8%
11,552	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	12,158,480
Hotels/Gaming – 0.2%
2,100	MGM Resorts International, 11.125%, 11/15/17	B1/B	2,401,875
Insurance – 22.9%
34,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d)	Ba2/B	33,490,000
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	4,948,853
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	11,503,345
$3,150	5.85%, 1/16/18 (l)	A3/A-	3,276,000
17,225	6.25%, 5/1/36 (l)	A3/A-	16,794,375
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	10,690,887
$88,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (l)	Ba2/BBB	88,911,875
30,750	8.25%, 8/15/18 (l)	A3/A-	35,977,500
£10,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	Ba2/BBB	15,048,897

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	23

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Insurance (continued)
£52,600	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	$79,157,199
$16,500	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a) (d)	Baa2/BBB	19,552,500
2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a) (d) (l)	A3/A-	2,450,282
4,000	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (l)	A2/A-	3,975,284
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39 (l)	Baa1/BBB+	3,656,370
10,000	Validus Holdings Ltd., 8.875%, 1/26/40 (l)	Baa2/BBB	10,939,470
			340,372,837
Machinery – 0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,661,750
Multi-Media – 0.1%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14	Caa1/B	1,949,234
Oil & Gas – 1.7%
	Cie Generale de Geophysique-Veritas,
$4,640	7.50%, 5/15/15	Ba3/BB-	4,744,400
1,000	7.75%, 5/15/17	Ba3/BB-	1,027,500
15,500	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	14,854,285
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B-	4,590,000
			25,216,185
Paper/Paper Products – 0.3%
5,000	Weyerhaeuser Co., 6.875%, 12/15/33	Ba1/BBB-	4,786,405
Telecommunications – 3.4%
3,500	CenturyLink, Inc., 7.60%, 9/15/39	Baa3/BBB-	3,433,577
	Intelsat Corp.,
8,000	9.25%, 8/15/14	B3/BB-	8,320,000
1,000	9.25%, 6/15/16	B3/BB-	1,071,250
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (l)	Baa3/BBB-	15,086,000
10,250	Qwest Corp., 8.375%, 5/1/16 (l)	Baa3/BBB-	12,171,875
10,000	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB-	10,550,000
			50,632,702
Utilities – 2.2%
23,990	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	B3/B-	22,250,725
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B+	4,355,676
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	NR/B+	5,323,603
			31,930,004
Total Corporate Bonds & Notes (cost-$861,405,952)			1,040,868,197

MORTGAGE-BACKED SECURITIES – 11.4%
2,679	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/CC	1,637,914
13,206	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa1/NR	11,865,297
93	Banc of America Mortgage Securities, Inc., 5.391%, 2/25/36, CMO, FRN	NR/B+	72,678

PIMCO Global StocksPLUS® & Income Fund
24		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
$16,428	2.937%, 8/25/35	Caa2/CCC	$12,067,841
1,138	5.347%, 5/25/47	NR/CCC	875,511
	Chase Mortgage Finance Corp., CMO,
382	5.184%, 12/25/35, FRN	NR/CCC	364,328
9,462	5.420%, 3/25/37, FRN	Caa2/NR	7,858,595
654	5.50%, 5/25/36	B3/NR	571,000
705	6.009%, 9/25/36, FRN	B3/NR	649,652
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
319	5.567%, 7/25/46	NR/CCC	222,368
4,494	5.721%, 8/25/37	Caa2/CCC	3,569,558
618	5.815%, 7/25/37	Caa3/CC	461,121
2,255	5.864%, 9/25/37	NR/CCC	1,653,747
5,699	5.874%, 3/25/37	Caa2/NR	5,022,398
	Countrywide Alternative Loan Trust, CMO,
970	5.773%, 2/25/37, VRN	NR/CCC	698,893
2,361	5.967%, 7/25/21, VRN	Caa1/CC	1,831,078
715	6.00%, 11/25/36	Caa3/NR	486,044
9,976	6.00%, 2/25/37	Caa3/CCC	7,364,852
396	6.50%, 6/25/36	Ca/NR	248,194
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
8,980	5.50%, 10/25/35	Caa1/NR	8,094,126
8,374	5.75%, 3/25/37	NR/CCC	7,251,728
7,528	5.75%, 6/25/37	NR/CCC	6,688,878
199	5.890%, 9/25/47, VRN	NR/CCC	150,633
2,810	6.00%, 5/25/36	NR/CCC	2,492,512
1,850	6.00%, 4/25/37	NR/CCC	1,560,068
3,800	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	3,344,220
274	First Horizon Asset Securities, Inc., 5.844%, 5/25/37, CMO, FRN	NR/CCC	207,806
	GSR Mortgage Loan Trust, CMO,
2,038	5.50%, 5/25/36	NR/CCC	1,838,943
1,808	6.00%, 7/25/37	NR/B+	1,655,036
	Harborview Mortgage Loan Trust, CMO, VRN,
182	5.653%, 8/19/36	NR/CCC	151,971
1,663	5.75%, 8/19/36	NR/CCC	1,125,158
15,163	JPMorgan Alternative Loan Trust, 6.145%, 3/25/37, CMO, VRN	NR/CC	9,871,673
1,708	JPMorgan Mortgage Trust, 5.75%, 1/25/36, CMO	NR/CCC	1,545,222
664	Merrill Lynch Alternative Note Asset, 5.334%, 6/25/37, CMO, VRN	Caa2/D	343,377
430	Merrill Lynch Mortgage Backed Securities Trust, 5.597%, 4/25/37, CMO, VRN	NR/CCC	324,876
10,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a) (d)	NR/NR	8,760,895
	Residential Asset Securitization Trust, CMO,
2,327	6.00%, 9/25/36	Caa3/D	1,338,723
1,994	6.25%, 10/25/36	Caa3/D	1,292,446
760	6.50%, 8/25/36	Ca/D	451,044
9,701	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	Caa1/CCC	8,473,150
	Sequoia Mortgage Trust, CMO, VRN,
187	2.536%, 1/20/47	NR/CCC	152,796
2,628	5.588%, 7/20/37	NR/CCC	2,109,999

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	25

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
$4,242	5.624%, 4/25/37	NR/CCC	$3,582,933
2,834	5.831%, 2/25/37	NR/CCC	2,265,472
	WaMu Mortgage Pass Through Certificates, CMO,
350	5.168%, 1/25/37, FRN	NR/CCC	271,358
300	5.178%, 3/25/37, VRN	NR/CCC	255,538
1,372	5.241%, 2/25/37, VRN	NR/CCC	1,035,071
304	5.344%, 4/25/37, FRN	NR/CCC	228,450
819	5.424%, 12/25/36, VRN	NR/CCC	614,987
216	5.432%, 12/25/36, FRN	NR/CCC	163,351
679	5.503%, 2/25/37, VRN	NR/CC	503,498
2,700	5.507%, 11/25/36, VRN	NR/CCC	2,089,662
555	5.561%, 5/25/37, FRN	NR/CC	441,905
735	5.746%, 2/25/37, FRN	NR/CCC	542,330
2,128	5.837%, 9/25/36, VRN	NR/CCC	1,712,503
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
15,042	6.00%, 6/25/37	Caa3/CCC	11,518,566
8,329	6.50%, 3/25/36	NR/CC	5,257,092
	Wells Fargo Mortgage Backed Securities Trust, CMO, FRN,
10,243	5.073%, 10/25/36	NR/CCC	8,686,377
504	5.442%, 7/25/36	NR/CCC	409,185
2,992	5.467%, 7/25/36	NR/CCC	2,391,746
347	5.842%, 9/25/36	Caa2/NR	289,425
Total Mortgage-Backed Securities (cost-$153,531,811)			169,005,798

MUNICIPAL BONDS & NOTES – 10.2%

California – 3.8%
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	13,220,288
	Riverside Cnty. Redev. Agcy., Tax Allocation, Ser. A-T,
7,620	7.50%, 10/1/30	A2/A-	7,742,834
2,020	7.75%, 10/1/37	A2/A-	2,057,875
	San Diego Redev. Agcy., Tax Allocation, Ser. A,
500	7.625%, 9/1/30	A3/BBB+	504,955
21,545	7.75%, 9/1/40	A3/BBB+	21,631,180
10,000	State, GO, 7.50%, 4/1/34	A1/A-	10,889,800
			56,046,932
Illinois – 1.3%
20,000	State, GO, 6.725%, 4/1/35	A1/A+	20,010,200
Louisiana – 0.4%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	A3/BBB	1,971,252
3,850	8.55%, 12/1/34	A3/BBB	4,148,029
			6,119,281
Texas – 4.7%
	North Texas Tollway Auth. Rev.,
18,600	8.41%, 2/1/30	Baa3/NR	19,117,452
49,495	8.91%, 2/1/30	Baa3/NR	50,837,304
			69,954,756
Total Municipal Bonds & Notes (cost-$149,846,244)			152,131,169

PIMCO Global StocksPLUS® & Income Fund
26		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value

PREFERRED STOCK – 3.3%

Banking – 0.8%
210,000	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (f) (i) (m) (acquisition cost-$11,760,000; purchased 8/23/10)	NR/A	$11,536,875
Financial Services – 1.8%
3,000	Ally Financial, Inc., 7.00%, 12/31/11 (a) (b) (d) (i) (m) (acquisition cost-$2,197,500; purchased 3/9/10)	Caa2/C	2,700,656
150,000	Bank of America Corp., 8.20%, 5/1/13 (i)	Ba3/BB	3,909,000
800,000	Citigroup Capital XIII, 7.875%, 10/30/15 (e) (f)	Ba1/BB-	20,000,000
			26,609,656
Real Estate Investment Trust – 0.7%
9,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (i)	Baa3/BBB+	10,485,000
Total Preferred Stock (cost-$47,832,500)			48,631,531

SENIOR LOANS (a) (c) – 3.0%

Principal Amount (000)

Chemicals – 0.0%
$202	INEOS Group Ltd., 7.001%, 10/7/12, Term A2		203,586
Financial Services – 1.5%
21,243	CIT Group, Inc., 6.25%, 8/11/15		21,452,498
Utilities – 1.5%
	Texas Competitive Electric Holdings Co. LLC,
24,441	3.758%, 10/10/14		18,902,453
4,431	3.758%, 10/10/14, Term B3		3,438,563
124	3.789%, 10/10/14		95,709
23	3.789%, 10/10/14, Term B3		17,770
			22,454,495
Total Senior Loans (cost-$44,941,197)			44,110,579

CONVERTIBLE PREFERRED STOCK – 0.9%

Shares

Insurance – 0.9%
1,524,044	American International Group, Inc., 8.50%, 8/1/11 (cost-$13,181,821)	Ba2/NR	13,091,538

ASSET-BACKED SECURITIES – 0.1%

Principal Amount (000)
$810	GSAA Trust, 0.556%, 3/25/37, FRN	Caa2/CCC	438,254
3,000	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	2,105,301
Total Asset-Backed Securities (cost-$2,484,431)			2,543,555

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	27

PIMCO High Income Fund Schedule of Investments

September 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

SHORT-TERM INVESTMENTS – 1.1%

U.S. Treasury Bills (j) – 0.3%
$4,540	0.087%-0.099%, 10/14/10-10/21/10 (cost-$4,539,846)		$4,539,846
Corporate Notes – 0.1%
Financial Services – 0.1%
80	Ally Financial, Inc., 1.742%, 3/15/11, FRN	B3/B	79,180
2,000	American General Finance Corp., 0.649%, 8/17/11, FRN	B3/B	1,862,738
Total Corporate Notes (cost-$1,640,447)			1,941,918

Repurchase Agreements – 0.7%
7,200	BNP Paribas Securities Corp., dated 9/30/10, 0.24%, due 10/1/10, proceeds $7,200,048; collateralized by U.S. Treasury Inflationary Index Notes, 2.625%, due 7/15/17, valued at $7,361,283 including accrued interest		7,200,000
1,600	Deutsche Bank Securities, Inc., dated 9/30/10, 0.32%, due 10/1/10, proceeds $1,600,014; collateralized by U.S. Treasury Notes, 2.75%, due 10/31/13, valued at $1,632,730 including accrued interest		1,600,000
682	State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $682,000; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $697,544 including accrued interest		682,000
Total Repurchase Agreements (cost-$9,482,000)			9,482,000
Total Short-Term Investments (cost-$15,662,293)			15,963,764
Total Investments before options written (cost-$1,288,886,249) – 100.0%			1,486,346,131

OPTIONS WRITTEN (k) – (0.0)%

Notional Amount

Put Options – (0.0)%
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$37,800,000	strike rate 4.00%, expires 12/1/10		(4)
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$2,500,000	strike rate 5.00%, expires 10/29/10		–
$14,300,000	strike rate 5.00%, expires 1/24/11		(785)
Total Options Written (premiums received—$417,756)			(789)
Total Investments net of options written (cost-$1,288,468,493) – 100.0%			$1,486,345,342

PIMCO Global StocksPLUS® & Income Fund
28		PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Schedules of Investments

September 30, 2010 (unaudited) (continued)

Notes to Schedules of Investments:
(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $50,067,486 and $293,277,425, representing 37.0% of net assets in Global StocksPLUS® and 19.7% of total investments in High Income, respectively.

(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2010.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2010.
(f)	Dividend rate is fixed until the first call date and variable thereafter.
(g)	In default.
(h)

Fair-Valued–Securities with an aggregate value of $2,217,974 and $19,865,661, representing 1.6% of net assets in Global StocksPLUS® and 1.3% of total investments in High Income, respectively. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(i)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts and swaps.
(k)	Non-income producing.
(l)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(m)

Restricted. The aggregate acquisition cost of such securities is $2,548,498 and $24,301,382 for Global StocksPLUS® and High Income, respectively. The aggregate market value is $2,662,650 and $21,368,552, representing 2.0% of net assets and 1.4% of total investments in Global StocksPLUS® and High Income, respectively.

(n)

Security is subject to a forbearance agreement entered into by High Income which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Glossary:
ABS	-	Asset-Backed Securities
	£-	British Pound
CBOE	-	Chicago Board Options Exchange
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2010.
GO	-	General Obligation Bond
	¥-	Japanese Yen
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by Municipal Bond Investors Assurance
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
OTC	-	Over the Counter
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2010.

WR	-	Withdrawn Rating

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.10 | PIMCO High Income Fund Semi-Annual Report		29

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund Statements of Assets and Liabilities September 30, 2010 (unaudited)

	Global StocksPLUS®	High Income
Assets:
Investments, at value (cost-$245,586,244 and $1,288,886,249, respectively)	$270,229,881	$1,486,346,131
Cash (including foreign currency of $252,218 and $104,889 with a cost of $244,873 and $102,947, respectively)	764,453	107,390
Unrealized appreciation of swaps	27,809,863	97,575,794
Swap premiums paid	10,405,252	25,614,685
Interest and dividends receivable	2,338,027	29,817,715
Deposits with brokers for futures contracts collateral	694,000	–
Receivable for investments sold	489,967	52,219,267
Unrealized appreciation of forward foreign currency contracts	191,911	1,200,199
Receivable from broker	182,122	290,466
Receivable for terminated swaps	1,536	–
Tax reclaims receivable	–	60,047
Prepaid expenses	10,618	70,132
Total Assets	313,117,630	1,693,301,826

Liabilities:
Payable for reverse repurchase agreements	119,927,083	150,701,600
Unrealized depreciation of swaps	26,903,940	98,795,630
Payable to brokers for cash collateral received	23,270,000	17,155,000
Payable for investments purchased	3,711,501	22,417,774
Options written, at value (premiums received-$1,374,175 and $417,756, respectively)	1,776,500	789
Swap premiums received	1,423,431	10,887,161
Unrealized depreciation of forward foreign currency contracts	310,964	4,103,094
Payable for variation margin on futures contracts	283,560	–
Investment management fees payable	207,348	773,184
Interest payable for reverse repurchase agreements	29,027	26,438
Payable to broker	2,006	77,032
Interest payable for cash collateral received	1,883	1,383
Dividends payable to preferred shareholders	–	7,452
Accrued expenses	134,552	335,678
Total Liabilities	177,981,795	305,282,215
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 11,680 shares issued and outstanding for High Income)	–	292,000,000
Net Assets Applicable to Common Shareholders	$135,135,835	$1,096,019,611

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$101	$1,204
Paid-in-capital in excess of par	226,951,117	1,687,261,965
Dividends in excess of net investment income	(4,879,220)	(19,397,908)
Accumulated net realized loss	(114,100,284)	(765,785,896)
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	27,164,121	193,940,246
Net Assets Applicable to Common Shareholders	$135,135,835	$1,096,019,611
Common Shares Issued and Outstanding	10,091,638	120,393,559
Net Asset Value Per Common Share	$13.39	$9.10

PIMCO Global StocksPLUS® & Income Fund
30	PIMCO High Income Fund Semi-Annual Report | 9.30.10 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Statements of Operations

Six Months ended September 30, 2010 (unaudited)

	Global StocksPLUS®	High Income
Investment Income:
Interest	$9,789,357	$68,100,911
Dividends	10,553	6,080,714
Facility and other fee income	–	98,004
Total Investment Income	9,799,910	74,279,629

Expenses:
Investment management fees	1,274,179	4,615,435
Interest expense	448,769	380,088
Audit and tax services	42,273	67,728
Custodian and accounting agent fees	42,109	264,758
Shareholder communications	35,881	89,210
Transfer agent fees	18,682	23,934
New York Stock Exchange listing fees	14,766	60,467
Legal fees	7,376	37,344
Trustees’ fees and expenses	6,274	31,998
Insurance expense	1,734	15,413
Auction agent fees and commissions	–	147,686
Miscellaneous	2,688	14,300
Total Expenses	1,894,731	5,748,361

Net Investment Income	7,905,179	68,531,268

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	88,424	83,923,598
Futures contracts	(116,658)	(66,616)
Options written	3,359,026	1,070,510
Swaps	3,620,393	(8,535,434)
Foreign currency transactions	380,954	(73,349)
Net change in unrealized appreciation/depreciation of:
Investments	9,645,925	(14,156,945)
Futures contracts	993,738	–
Options written	(411,575)	(2,083,092)
Swaps	(5,912,429)	4,289,035
Foreign currency transactions	(139,076)	(1,598,486)
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps and foreign currency transactions	11,508,722	62,769,221
Net Increase in Net Assets Resulting from Investment Operations	19,413,901	131,300,489
Dividends on Preferred Shares from Net Investment Income	–	(427,735)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$19,413,901	$130,872,754

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.10 | PIMCO High Income Fund Semi-Annual Report	31

PIMCO Global StocksPLUS® & Income Fund
Statements of Changes in Net Assets

	Six Months ended September 30, 2010 (unaudited)	Year ended March 31, 2010
Investment Operations:
Net investment income	$7,905,179	$12,153,105
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	7,332,139	7,892,903
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	4,176,583	59,362,600
Net increase in net assets resulting from investment operations	19,413,901	79,408,608

Dividends and Distributions to Shareholders from:
Net investment income	(11,054,917)	(16,375,113)
Return of capital	–	(5,432,962)
Total dividends and distributions to shareholders	(11,054,917)	(21,808,075)

Common Share Transactions:
Reinvestment of dividends and distributions	1,406,461	3,326,203
Total increase in net assets	9,765,445	60,926,736

Net Assets:
Beginning of period	125,370,390	64,443,654
End of period (including dividends in excess of net investment income of $(4,879,220) and $(1,729,482), respectively)	$135,135,835	$125,370,390

Common Shares Issued in Reinvestment of Dividends and Distributions	76,503	240,856

PIMCO Global StocksPLUS® & Income Fund
32	PIMCO High Income Fund Semi-Annual Report | 9.30.10 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended September 30, 2010 (unaudited)	Year ended March 31, 2010
Investment Operations:
Net investment income	$68,531,268	$134,445,936
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	76,318,709	28,539,776
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(13,549,488)	632,083,474
Net increase in net assets resulting from investment operations	131,300,489	795,069,186

Dividends on Preferred Shares from Net Investment Income	(427,735)	(660,078)
Net increase in net assets applicable to common shareholders resulting from investment operations	130,872,754	794,409,108

Dividends and Distributions to Common Shareholders from:
Net investment income	(87,798,234)	(166,119,464)
Return of capital	–	(8,144,302)
Total dividends and distributions to common shareholders	(87,798,234)	(174,263,766)

Common Share Transactions:
Reinvestment of dividends and distributions	6,709,567	13,257,234
Total increase in net assets applicable to common shareholders	49,784,087	633,402,576

Net Assets Applicable to Common Shareholders:
Beginning of period	1,046,235,524	412,832,948
End of period (including undistributed (dividends in excess of) net investment income of $(19,397,908) and $296,793, respectively)	$1,096,019,611	$1,046,235,524

Common Shares Issued in Reinvestment of Dividends and Distributions	569,436	1,457,480

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.10 | PIMCO High Income Fund Semi-Annual Report	33

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund Statements of Cash Flows Six months ended September 30, 2010 (unaudited)

	Global StocksPLUS®	High Income
Increase (Decrease) in Cash from:

Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$19,413,901	$131,300,489

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(92,102,146)	(985,563,756)
Proceeds from sales of long-term investments	129,347,728	1,080,759,568
Purchases of short-term portfolio investments, net	(4,082,220)	(1,962,019)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(4,176,583)	13,549,488
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	(7,332,139)	(76,318,709)
Net amortization on investments	(1,300,866)	(8,231,055)
Increase in receivable for investments sold	(489,967)	(28,221,805)
Decrease in interest and dividends receivable	173,453	1,766,732
(Payments) proceeds from futures contracts transactions	917,560	(66,616)
(Increase) decrease in deposits with brokers for futures contracts collateral	(646,000)	681,000
Increase in receivable from broker	(30,458)	(24,503)
Decrease in tax reclaims receivable	–	178,492
Decrease in prepaid expenses and other assets	12,564	40,139
Increase in payable for investments purchased	722,693	12,328,160
Decrease in payable to broker	–	(1,100,000)
Increase in payable to brokers for cash collateral received	5,343,000	2,815,000
Periodic and termination payments of swaps, net	3,440,100	(6,463,143)
Net cash provided by foreign currency transactions	405,679	582,976
Increase (decrease) in investment management fees payable	(30,123)	1,219
Decrease in interest payable for reverse repurchase agreements	(19,711)	(10,226)
Increase in interest payable for cash collateral received	827	620
Increase (decrease) in accrued expenses and other liabilities	(32,077)	1,932
Net cash provided by operating activities*	49,535,215	136,043,983

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(39,238,683)	(59,490,555)
Cash dividends paid (excluding reinvestment of dividends of $1,406,461 and $6,709,567, respectively)	(9,648,456)	(81,515,540)
Net cash used for financing activities	(48,887,139)	(141,006,095)
Net increase (decrease) in cash	648,076	(4,962,112)
Cash at beginning of period	116,377	5,069,502
Cash at end of period	$764,453	$107,390

*

Included in operating expenses is cash paid by Global StocksPLUS® and High Income for interest primarily related to participation in reverse repurchase agreement transactions of $467,653 and $389,694, respectively.

PIMCO Global StocksPLUS® & Income Fund
34	PIMCO High Income Fund Semi-Annual Report | 9.30.10 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Global StocksPLUS® & Income Fund (“Global StocksPLUS®”) and PIMCO High Income Fund (“High Income”), each the “Fund” and collectively the “Funds”, were organized as Massachusetts business trusts on February 16, 2005 and February 18, 2003, respectively. Prior to commencing operations on May 31, 2005 and April 30, 2003, respectively, the Funds had no operations other than matters relating to their organization as non-diversified (for Global StocksPLUS®) and diversified (for High Income), closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value per share of common shares authorized.

Global StocksPLUS® normally attempts to achieve its investment objective through holdings of stocks and/or through the use of index and other derivative instruments that have economic characteristics similar to U.S. and non-U.S. stocks. The Fund’s investments in index and other derivative instruments are backed by an actively-managed, debt portfolio that will have a low- to intermediate-average portfolio duration, ranging from one year to a duration that is two years above the duration of the Barclays Capital U.S. Aggregate Index, although it may be longer or shorter at any time or from time to time based on the Fund’s sub-advisor’s, Pacific Investment Management Company LLC (the “Sub-Adviser”), forecast for interest rates and other factors. The Fund may invest without limit in securities that are rated below investment grade and may invest without limit in securities of any rating. The Fund currently intends to gain substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Morgan Stanley Capital International® Europe, Australasia and the Far East Index (the “MSCI EAFE Index”). The Fund also will employ a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index.

High Income’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund normally attempts to achieve these objectives by investing at least 50% of its net assets in debt securities that are, at the time of purchase, rated below investment grade, and which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	35

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds’ utilized multi-dimensional relational pricing models and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasuries are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

PIMCO Global StocksPLUS® & Income Fund
36	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Options Contracts — Options contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs

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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Total Return Swaps — Total Return swaps are valued by independent pricing services using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable, the values of total return swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2010 in valuing Global StocksPLUS®’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/10
Investments in Securities – Assets
Mortgaged-Backed Securities	–	$103,357,519	$1,401,788	$104,759,307
Corporate Bonds & Notes:
Airlines	–	1,085,000	4,382,328	5,467,328
All Other	–	80,835,133	–	80,835,133
U.S. Government Agency Securities	–	17,846,952	–	17,846,952
Asset-Backed Securities	–	12,413,367	1,892,359	14,305,726
Senior Loans:
Healthcare & Hospitals	$965,000	–	–	965,000
All Other	–	3,652,543	–	3,652,543
U.S. Treasury Obligations	–	2,110,938	–	2,110,938
Municipal Bonds & Notes	–	1,475,825	–	1,475,825
Convertible Preferred Stock	490,716	–	–	490,716
Short-Term Investments:
Corporate Notes	–	7,470,700	1,002,500	8,473,200
All Other	–	29,649,213	–	29,649,213
Options Purchased:
Market Price	–	198,000	–	198,000
Total Investments in Securities – Assets	$1,455,716	$260,095,190	$8,678,975	$270,229,881
Investments in Securities – Liabilities
Options Written, at value:
Market Price	–	$(1,776,500)	–	$(1,776,500)
Other Financial Instruments* – Assets
Market Price	$2,124,580	$1,336,250	–	$3,460,830
Credit Contracts	–	3,583,830	$424,883	4,008,713
Interest Rate Contracts	–	22,464,900	–	22,464,900
Foreign Exchange Contracts	–	191,911	–	191,911
Total Other Financial Instruments* – Assets	$2,124,580	$27,576,891	$424,883	$30,126,354

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/10
Other Financial Instruments* – Liabilities
Credit Contracts	–	$(1,897,028)	–	$(1,897,028)
Interest Rate Contracts	–	(25,006,912)	–	(25,006,912)
Foreign Exchange Contracts	–	(310,964)	–	(310,964)
Total Other Financial Instruments* – Liabilities	–	$(27,214,904)	–	$(27,214,904)
Total Investments	$3,580,296	$258,680,677	$9,103,858	$271,364,831

There were no significant transfers between Levels 1 and 2 during the six months ended September 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Global StocksPLUS® for the six months ended September 30, 2010, was as follows:

	Beginning Balance 3/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 9/30/10
Investments in Securities – Assets
Mortgaged-Backed Securities	$4,319,510	$(132,932)	$628	$18,644	$717,532	–	$(3,521,594)	$1,401,788
Corporate Bonds & Notes:
Airlines	4,258,178	(188,722)	24,082	19,581	269,209	–	–	4,382,328
Asset-Backed Securities	1,073,021	748,108	100	(91)	71,221	–	–	1,892,359
Short-Term Investments:
Corporate Notes	–	–	–	–	–	$1,002,500	–	1,002,500
Total Investments in Securities – Assets	$9,650,709	$426,454	$24,810	$38,134	$1,057,962	$1,002,500	$(3,521,594)	$8,678,975
Other Financial Instruments* – Assets
Credit Contracts	$388,360	–	–	–	$36,523	–	–	$424,883
Total Investments	$10,039,069	$426,454	$24,810	$38,134	$1,094,485	$1,002,500	$(3,521,594)	$9,103,858

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at September 30, 2010 in valuing High Income’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/10
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$21,596,054	$18,573,575	$40,169,629
Financial Services	–	356,881,531	14,060,033	370,941,564
All Other	–	629,757,004	–	629,757,004
Mortgaged-Backed Securities	–	169,005,798	–	169,005,798
Municipal Bonds & Notes	–	152,131,169	–	152,131,169
Preferred Stock:
Financial Services	$23,909,000	2,700,656	–	26,609,656
All Other	–	22,021,875	–	22,021,875
Senior Loans	–	44,110,579	–	44,110,579
Convertible Preferred Stock	13,091,538	–	–	13,091,538
Asset-Backed Securities	–	2,543,555	–	2,543,555
Short-Term Investments	–	15,963,764	–	15,963,764
Total Investments in Securities – Assets	$37,000,538	$1,416,711,985	$32,633,608	$1,486,346,131
Investments in Securities – Liabilities
Options Written, at value:
Interest Rate	–	$(789)	–	$(789)
Other Financial Instruments* – Assets
Credit Contracts	–	$477,337	–	$477,337
Interest Rate Contracts	–	97,098,457	–	97,098,457
Foreign Exchange Contracts	–	1,200,199	–	1,200,199
Total Other Financial Instruments* – Assets	–	$98,775,993	–	$98,775,993
Other Financial Instruments* – Liabilities
Credit Contracts	–	$(7,074)	–	$(7,074)
Interest Rate Contracts	–	(98,788,556)	–	(98,788,556)
Foreign Exchange Contracts	–	(4,103,094)	–	(4,103,094)
Total Other Financial Instruments* – Liabilities	–	$(102,898,724)	–	$(102,898,724)
Total Investments	$37,000,538	$1,412,588,465	$32,633,608	$1,482,222,611

* Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the six months ended September 30, 2010.

PIMCO Global StocksPLUS® & Income Fund
40	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for High Income for the six months ended September 30, 2010, was as follows:

	Beginning Balance 3/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 9/30/10
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$28,121,947	$(10,536,725)	$49,585	$1,471,056	$(532,288)	–	–	$18,573,575
Financial Services	56,395,612	(51,942,125)	485,409	9,293,564	(172,820)	$393	–	14,060,033
Mortage-Backed Securities	13,340,240	(7,061,744)	13,566	2,850,513	(381,680)	–	$(8,760,895)	–
Total Investments	$97,857,799	$(69,540,594)	$548,560	$13,615,133	$(1,086,788)	$393	$(8,760,895)	$32,633,608

**     Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

***   Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which Global StocksPLUS® held at September 30, 2010 was $339,898 and $36,523, respectively. The net change in unrealized appreciation/depreciation of Level 3 investments which High Income held at September 30, 2010 was $1,351,548. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at September 30, 2010. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent that dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of

PIMCO Global StocksPLUS® & Income Fund
42	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(k) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(l) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(n) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to various risks such as, but not limited to, interest rate, foreign currency and credit risks.

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

2. Principal Risks (continued)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the cares of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

PIMCO Global StocksPLUS® & Income Fund
44	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

2. Principal Risks (continued)

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Funds had credit default swap agreements, securities outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The credit default swap agreements associated with LBSF as counterparty were written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as net realized gain (loss) on the Statements of Operations of the Funds. The remaining balances associated with Lehman Brothers are included in receivable from/ payable to broker on the Statements of Assets and Liabilities of the Funds. The estimated recoverable value of receivables is determined by independent broker quotes.

At September 30, 2010 Global StocksPLUS® has an open payable for overdraft with SLH, a receivable for open swap positions with LBSF and a receivable for overdraft with LBI. At September 30, 2010, High Income has open trade receivables with Lehman Commercial Paper, Inc. (“LCPI”) a receivable for open swap positions with LBSF and open payables with SLH, as reflected on the Statements of Assets and Liabilities.

3. Financial Derivative Instruments

Disclosure about derivative instruments and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative notional amounts and values as of September 30, 2010, which are disclosed in the accompanying Notes to Financial Statements, are indicative of the volume of the Funds’ derivatives activities during the reporting period.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Funds purchase and write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(c) Swap Agreements

Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or

PIMCO Global StocksPLUS® & Income Fund
46	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes to Financial Statements (see 5(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2010 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

PIMCO Global StocksPLUS® & Income Fund
48	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain (loss) reflected in the Funds’ Statements of Assets and Liabilities.

Fair Value of Derivative Instruments at September 30, 2010

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure.

The effect of derivative instruments on the Funds’ Statements of Assets and Liabilities at September 30, 2010:

Global StocksPLUS®:

Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$198,000	–	–	–	$198,000
Unrealized appreciation of swaps	1,336,250	$22,464,900	$4,008,713	–	27,809,863
Unrealized appreciation of forward foreign currency contracts	–	–	–	$191,911	191,911
Total asset derivatives	$1,534,250	$22,464,900	$4,008,713	$191,911	$28,199,774
Liability derivatives:
Unrealized depreciation of swaps	–	$(25,006,912)	$(1,897,028)	–	$(26,903,940)
Payable for variation margin on futures contracts*	$(283,560)	–	–	–	(283,560)
Options written, at value	(1,776,500)	–	–	–	(1,776,500)
Unrealized depreciation of forward foreign currency contracts	–	–	–	$(310,964)	(310,964)
Total liability derivatives	$(2,060,060)	$(25,006,912)	$(1,897,028)	$(310,964)	$(29,274,964)

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

High Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of swaps	$97,098,457	$477,337	–	$97,575,794
Unrealized appreciation of forward foreign currency contracts	–	–	$1,200,199	1,200,199
Total asset derivatives	$97,098,457	$477,337	$1,200,199	$98,775,993
Liability derivatives:
Unrealized depreciation of swaps	$(98,788,556)	$(7,074)	–	$(98,795,630)
Options written, at value	(789)	–	–	(789)
Unrealized depreciation of forward foreign currency contracts	–	–	$(4,103,094)	(4,103,094)
Total liability derivatives	$(98,789,345)	$(7,074)	$(4,103,094)	$(102,899,513)

*          Included in the unrealized appreciation of $2,124,580 on futures contracts for Global StocksPLUS® as reported in section 5(a) of the Notes to Financial Statements.

The effect of derivative instruments on the Funds’ Statements of Operations for the six months ended September 30, 2010:

Global StocksPLUS®:

Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$(3,922,470)	–	–	–	$(3,922,470)
Futures contracts	(116,658)	–	–	–	(116,658)
Options written	3,359,026	–	–	–	3,359,026
Swaps	–	$3,527,416	$92,977	–	3,620,393
Foreign currency transactions (forward foreign currency contracts)	–	–	–	$472,036	472,036
Total net realized gain (loss)	$(680,102)	$3,527,416	$92,977	$472,036	$3,412,327
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(249,575)	–	–	–	$(249,575)
Futures contracts	993,738	–	–	–	993,738
Options written	(411,575)	–	–	–	(411,575)
Swaps	94,424	$(6,052,704)	$45,851	–	(5,912,429)
Foreign currency transactions (forward foreign currency contracts)	–	–	–	$(163,801)	(163,801)
Total net change in unrealized appreciation/depreciation	$427,012	$(6,052,704)	$45,851	$(163,801)	$(5,743,642)

PIMCO Global StocksPLUS® & Income Fund
50	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

High Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(66,616)	–	–	$(66,616)
Options written	1,067,563	–	$2,947	1,070,510
Swaps	(10,024,561)	$1,489,127	–	(8,535,434)
Foreign currency transactions (forward foreign currency contracts)	–	–	1,734,168	1,734,168
Total net realized gain (loss)	$(9,023,614)	$1,489,127	$1,737,115	$(5,797,372)
Net change in unrealized appreciation/depreciation of:
Options written	$(2,083,092)	–	–	$(2,083,092)
Swaps	(2,598,273)	$6,887,308	–	4,289,035
Foreign currency transactions (forward foreign currency contracts)	–	–	$(2,254,811)	(2,254,811)
Total net change in unrealized appreciation/depreciation	$(4,681,365)	$6,887,308	$(2,254,811)	$(48,868)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 1.00% of Global StocksPLUS®’s average daily total managed assets and 0.70% of High Income’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding. For Global StocksPLUS®, total managed assets refer to the total assets of Global StocksPLUS® (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manger to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of investments, other than short-term securities for the six months ended September 30, 2010, were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Global StocksPLUS®	$24,568,956	$75,000,418	$ 67,533,190	$ 55,600,316
High Income	–	–	985,563,756	1,090,122,400

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

(a) Futures contracts outstanding at September 30, 2010:

Global StocksPLUS®:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: E-mini S&P 500 Index	606	$ 34,442	12/17/10	$965,055
S&P 500 Index	161	45,752	12/16/10	1,159,525
				$2,124,580

At September 30, 2010, Global StocksPLUS® pledged cash collateral of $694,000 for futures contracts.

(b) Transactions in options written for the six months ended September 30, 2010:

Global StocksPLUS®:

	Contracts	Premiums
Options outstanding, March 31, 2010	200	$1,024,250
Options written	1,320	10,016,050
Options terminated in closing transactions	(1,300)	(9,666,125)
Options outstanding, September 30, 2010	220	$1,374,175

High Income:

	Contracts	Notional Amount	Premiums
Options outstanding, March 31, 2010	1,933	$394,000,000	$3,986,848
Options written	38	110,700,000	703,192
Options terminated in closing transactions	(1,958)	(432,000,000)	(4,174,605)
Options assigned	(13)	(17,800,000)	(94,732)
Options expired	–	(300,000)	(2,947)
Options outstanding, September 30, 2010	–	$54,600,000	$417,756

(c) Credit default swap agreements:

Buy protection swap agreements outstanding at September 30, 2010 (1):

Global StocksPLUS®:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation
Citigroup:
CIFC	$1,000	†	10/20/20	(2.15)%	$424,883	–	$424,883
Goldman Sachs:
CIFC	478	†	10/20/20	(4.50)%	210,537	–	210,537
TELOS	1,500	†	10/11/21	(5.00)%	625,716	–	625,716
JPMorgan Chase:
Indymac Home Equity Loan	1,277	†	6/25/30	(0.45)%	253,238	–	253,238
Morgan Stanley:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	(1.15)%	852,114	–	852,114
					$2,366,488	–	$2,366,488

PIMCO Global StocksPLUS® & Income Fund
52	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

Sell protection swap agreements outstanding at September 30, 2010 (2):

Global StocksPLUS®:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
Long Beach Mortgage Loan Trust	$738	†	7/25/33	6.25%	$(666,561)	–	$(666,561)
SLM	5,000	2.66%	12/20/10	5.00%	33,761	$(437,500)	471,261
Barclays Bank:
RSHB Capital	4,900	1.44%	7/20/11	1.65%	24,738	–	24,738
Citigroup:
General Electric	2,100	1.68%	12/20/13	4.65%	196,451	–	196,451
SLM	2,000	4.57%	12/20/13	5.00%	27,745	(315,000)	342,745
Deutsche Bank:
American International Group	2,000	1.64%	3/20/13	2.10%	23,584	–	23,584
General Electric	1,300	1.68%	12/20/13	4.70%	123,650	–	123,650
SLM	1,200	4.57%	12/20/13	5.00%	16,647	(168,000)	184,647
Merrill Lynch:
SLM	1,000	4.57%	12/20/13	5.00%	13,872	(140,000)	153,872
Merrill Lynch & Co.:
American Express	1,000	0.64%	12/20/13	4.40%	121,277	–	121,277
Morgan Stanley:
Indymac Home Equity Loan	1,277	†	6/25/30	1.82%	(231,370)	–	(231,370)
Morgan Stanley Dean Witter	156	†	8/25/32	3.22%	(151,562)	(2,931)	(148,631)
UBS:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	1.50%	(850,466)	–	(850,466)
					$(1,318,234)	$(1,063,431)	$(254,803)

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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

High Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Bank of America:
Brazilian Government International Bond	$50,000	1.15%	12/20/15	1.00%	$(367,314)	$(382,780)	$15,466
France Government Bond	25,000	0.80%	12/20/15	0.25%	(681,087)	(678,729)	(2,358)
Mexico Government International Bond	25,000	1.21%	12/20/15	1.00%	(247,597)	(362,516)	114,919
United Kingdom Gilt	50,000	0.65%	12/20/15	1.00%	908,200	762,960	145,240
Citigroup:
France Government Bond	50,000	0.80%	12/20/15	0.25%	(1,362,175)	(1,357,459)	(4,716)
Goldman Sachs:
United Kingdom Gilt	25,000	0.65%	12/20/15	1.00%	454,100	375,145	78,955
HSBC Bank:
Mexico Government International Bond	7,000	1.21%	12/20/15	1.00%	(69,327)	(89,569)	20,242
JPMorgan Chase:
China Government International Bond	20,000	0.69%	12/20/15	1.00%	317,324	289,987	27,337
Morgan Stanley:
China Government International Bond	25,000	0.69%	12/20/15	1.00%	396,656	362,484	34,172
Royal Bank of Scotland:
China Government International Bond	30,000	0.69%	12/20/15	1.00%	475,987	434,981	41,006
					$(175,233)	$(645,496)	$470,263

†                Credit spread not quoted for asset-backed securities.

(1)        If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)        If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)        Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PIMCO Global StocksPLUS® & Income Fund
54	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

(4)        The maximum potential amount the Funds could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)      The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at September 30, 2010:

Global StocksPLUS®:			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	$80,000	6/17/29	3-Month
			USD-LIBOR	4.60%	$17,600,275	$(360,000)	$17,960,275
Deutsche Bank	50,000	9/22/16	3-Month
			USD-LIBOR	3.30%	4,339,284	–	4,339,284
Deutsche Bank	50,000	12/16/16	4.00%	3-Month
				USD-LIBOR	(4,197,560)	568,000	(4,765,560)
Morgan Stanley	78,000	12/16/11	3-Month
			USD-LIBOR	3.00%	2,981,593	2,816,252	165,341
Morgan Stanley	50,300	6/16/30	4.00%	3-Month
				USD-LIBOR	(6,629,947)	3,521,000	(10,150,947)
Royal Bank of Scotland	50,000	6/16/30	4.00%	3-Month
				USD-LIBOR	(6,590,405)	3,500,000	(10,090,405)
					$7,503,240	$10,045,252	$(2,542,012)

High Income:			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank	$650,000	9/22/16	3-Month
			USD-LIBOR	3.30%	$56,410,687	–	$56,410,687
Deutsche Bank	650,000	12/16/16	4.00%	3-Month
				USD-LIBOR	(54,568,273)	$7,384,000	(61,952,273)
Morgan Stanley	300,000	9/22/16	3-Month
			USD-LIBOR	3.30%	26,035,701	(2,666,108)	28,701,809
Morgan Stanley	300,000	12/16/16	4.00%	3-Month
				USD-LIBOR	(25,185,357)	–	(25,185,357)
Morgan Stanley	200,000	6/16/20	3-Month
			USD-LIBOR	4.00%	27,991,089	16,005,128	11,985,961
Morgan Stanley	200,000	12/16/21	4.00%	3-Month
				USD-LIBOR	(17,000,926)	(5,350,000)	(11,650,926)
					$13,682,921	$15,373,020	$(1,690,099)

LIBOR—London Inter-Bank Offered Rate

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

(e) Total return swap agreements outstanding at September 30, 2010:

Global StocksPLUS®:

Pay/Receive Total Return on Reference Index	Index	# of Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	MSCI Daily Total Return EAFE	14,456	1-Month USD-LIBOR minus 0.24%	$53,521,018	12/31/10	Merrill Lynch	$1,336,250

(1)  Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

EAFE—Europe and Australasia, Far East Equity Index

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

(f) Forward foreign currency contracts outstanding at September 30, 2010:

Global StocksPLUS®:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2010	Unrealized Appreciation (Depreciation)
Purchased:
753,000 Australian Dollar settling 10/29/10	Royal Bank of Scotland	$667,053	$726,980	$59,927
650,000 British Pound settling 12/20/10	Citigroup	1,009,180	1,023,715	14,535
139,000 British Pound settling 12/20/10	Goldman Sachs	216,397	218,917	2,520
313,000 British Pound settling 12/20/10	UBS	486,778	492,958	6,180
423,000 Danish Krone settling 11/4/10	Royal Bank of Scotland	74,265	77,479	3,214
213,000 Euro settling 11/23/10	Credit Suisse First Boston	277,173	290,684	13,511
537,000 Euro settling 11/23/10	Deutsche Bank	687,698	732,851	45,153
366,570 Hong Kong Dollar settling 10/26/10	Bank of America	47,103	47,223	120
756,430 Hong Kong Dollar settling 10/26/10	Citigroup	97,284	97,446	162
360,000 Hong Kong Dollar settling 10/26/10	JPMorgan Chase	46,246	46,376	130
91,575,000 Japanese Yen settling 11/1/10	Morgan Stanley	1,088,106	1,096,446	8,340
381,000 Norwegian Krone settling 11/4/10	Citigroup	62,340	64,953	2,613
1,659,000 Swedish Krona settling 11/4/10	Citigroup	234,958	246,287	11,329
654,000 Swiss Franc settling 11/4/10	Citigroup	645,452	669,629	24,177

Sold:
4,190,000 Euro settling 10/26/10	UBS	5,408,305	5,719,269	(310,964)
				$(119,053)

PIMCO Global StocksPLUS® & Income Fund
56	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

High Income:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2010	Unrealized Appreciation (Depreciation)
Purchased:
1,488,800 Brazilian Real settling 9/2/11	Bank of America	$800,000	$813,755	$13,755
2,641,900 Brazilian Real settling 10/4/10	HSBC Bank	1,500,000	1,559,379	59,379
11,447,200 Brazilian Real settling 12/2/10	HSBC Bank	6,474,003	6,676,188	202,185
1,249,850 Brazilian Real settling 10/4/10	JPMorgan Chase	700,000	737,723	37,723
1,301,650 Brazilian Real settling 9/2/11	Morgan Stanley	700,000	711,462	11,462
1,928,480 Brazilian Real settling 10/4/10	Royal Bank of Scotland	1,100,000	1,138,284	38,284
9,203,450 Brazilian Real settling 12/2/10	Royal Bank of Scotland	5,200,000	5,367,597	167,597
957,000 Euro settling 11/23/10	Deutsche Bank	1,225,563	1,306,030	80,467
4,998,000 Euro settling 11/23/10	Royal Bank of Scotland	6,334,390	6,820,834	486,444
4,658,000 Indian Rupee settling 11/12/10	Barclays Bank	100,000	102,940	2,940
902,000,000 Indonesian Rupiah settling 11/24/10	Barclays Bank	100,000	100,987	987
901,500,000 Indonesian Rupiah settling 11/24/10	HSBC Bank	100,000	100,931	931
1,803,000,000 Indonesian Rupiah settling 11/24/10	JPMorgan Chase	200,000	201,862	1,862
6,354,540 Mexican Peso settling 2/22/11	Barclays Bank	493,446	500,354	6,908
1,304,400 Mexican Peso settling 2/22/11	Citigroup	100,000	102,708	2,708
1,303,220 Mexican Peso settling 2/22/11	Morgan Stanley	100,000	102,615	2,615
723,230 South African Rand settling 10/28/10	Bank of America	100,000	103,305	3,305
718,750 South African Rand settling 10/28/10	Barclays Bank	100,000	102,665	2,665
728,400 South African Rand settling 1/28/11	Barclays Bank	100,000	102,569	2,569
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	206,837	6,837
2,199,675 South African Rand settling 10/28/10	Citigroup	300,000	314,197	14,197
4,398,060 South African Rand settling 10/28/10	HSBC Bank	600,000	628,211	28,211
2,194,725 South African Rand settling 10/28/10	Morgan Stanley	300,000	313,490	13,490
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	103,385	3,385
1,441,454 South African Rand settling 10/28/10	UBS	200,000	205,895	5,895
760,000 South African Rand settling 9/13/11	UBS	100,000	103,398	3,398

PIMCO Global StocksPLUS® & Income Fund
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PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

High Income:

		U.S.$
		Value on		Unrealized
		Origination	U.S.$ Value	Appreciation
	Counterparty	Date	September 30, 2010	(Depreciation)
Sold:
5,820,230 Brazilian Real settling 10/4/10	HSBC Bank	$3,316,439	$3,435,385	$(118,946)
105,367,000 British Pound settling 10/25/10	Royal Bank of Scotland	163,807,858	166,012,413	(2,204,555)
2,000 British Pound settling 12/20/10	Royal Bank of Scotland	3,141	3,150	(9)
988,000 Euro settling 11/23/10	Barclays Bank	1,287,133	1,348,336	(61,203)
22,964,000 Euro settling 10/26/10	UBS	29,641,128	31,345,418	(1,704,290)
154,720,000 Japanese Yen settling 11/1/10	Morgan Stanley	1,838,403	1,852,494	(14,091)
				$(2,902,895)

At September 30, 2010, Global StocksPLUS® and High Income held $22,970,000 and $14,660,000, respectively in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Funds’ investment strategies.

(g) Open reverse repurchase agreements at September 30, 2010 were:

Global StocksPLUS®:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	9/10/10	10/12/10	$6,399,982	$6,398,302
	0.45%	9/21/10	10/21/10	945,368	945,250
	0.65%	9/10/10	10/12/10	4,155,047	4,153,472
	0.65%	9/13/10	10/12/10	2,309,250	2,308,500
	0.65%	9/21/10	10/21/10	2,692,970	2,692,484
	0.65%	9/23/10	10/22/10	1,896,349	1,896,075
	0.86%	9/8/10	10/7/10	3,468,905	3,467,000
	0.91%	9/13/10	11/10/10	4,711,143	4,709,000
Barclays Bank	0.26%	9/14/10	10/13/10	5,736,704	5,736,000
	0.50%	9/13/10	10/12/10	3,673,918	3,673,000
	0.50%	9/20/10	10/20/10	1,967,301	1,967,000
	0.50%	9/21/10	10/21/10	2,525,351	2,525,000
	0.50%	9/27/10	10/25/10	184,010	184,000
	0.70%	9/13/10	10/12/10	7,963,786	7,961,000
	0.70%	9/17/10	10/19/10	973,265	973,000
	0.70%	9/27/10	10/25/10	446,035	446,000
	0.70%	9/30/10	10/29/10	3,937,077	3,937,000
	1.11%	9/13/10	10/12/10	2,449,355	2,448,000
	1.26%	9/13/10	10/12/10	4,457,800	4,455,000

PIMCO Global StocksPLUS® & Income Fund
58	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

5. Investments in Securities (continued)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Credit Suisse First Boston	0.26%	9/14/10	10/13/10	$10,047,233	$10,046,000
	0.29%	9/14/10	10/13/10	1,109,152	1,109,000
	0.50%	9/23/10	10/22/10	428,048	428,000
	0.55%	9/20/10	10/19/10	2,843,478	2,843,000
	0.65%	9/15/10	10/15/10	1,040,300	1,040,000
	0.65%	9/17/10	10/19/10	2,142,541	2,142,000
	0.70%	9/7/10	10/6/10	2,852,330	2,851,000
	0.75%	9/20/10	10/19/10	2,990,685	2,990,000
Greenwich	0.50%	9/29/10	10/28/10	1,883,052	1,883,000
	0.86%	9/24/10	10/25/10	701,117	701,000
	0.86%	9/27/10	10/25/10	306,029	306,000
	0.86%	9/13/10	10/14/10	5,273,259	5,271,000
	1.01%	9/27/10	10/25/10	190,021	190,000
	1.06%	9/24/10	10/25/10	1,156,237	1,156,000
	1.06%	9/13/10	10/14/10	1,258,665	1,258,000
	1.11%	9/24/10	10/25/10	307,066	307,000
	1.16%	9/27/10	10/25/10	1,443,185	1,443,000
	1.26%	9/28/10	10/27/10	5,353,560	5,353,000
JPMorgan Chase	0.60%	9/27/10	10/25/10	13,631,909	13,631,000
Morgan Stanley	0.50%	9/20/10	10/19/10	4,104,627	4,104,000
					$119,927,083

High Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	9/15/10	10/15/10	$7,372,762	$7,371,288
	0.45%	9/16/10	10/18/10	11,301,181	11,299,062
	0.45%	9/22/10	10/21/10	26,376,036	26,373,069
	0.45%	9/23/10	10/21/10	10,669,248	10,668,181
Barclays Bank	0.50%	9/17/10	10/19/10	7,316,422	7,315,000
Credit Suisse First Boston	0.50%	9/15/10	10/15/10	2,948,655	2,948,000
	0.65%	9/17/10	10/19/10	36,258,163	36,249,000
Greenwich	0.50%	9/15/10	10/14/10	13,330,962	13,328,000
	0.50%	9/20/10	10/20/10	16,880,579	16,878,000
	0.50%	9/23/10	10/21/10	18,274,030	18,272,000
					$150,701,600

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2010 for Global StocksPLUS® and High Income were $130,207,360 and $132,400,608, respectively, at a weighted average interest rate of 0.65% and 0.52%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at September 30, 2010 were $136,001,909 and $167,446,466, respectively.

At September 30, 2010, Global StocksPLUS® held $260,000, $124,495 and $430,000 in principal value of Corporate Bonds, U.S. Government Agency securities and U.S. Treasury Obligations, respectively, and $300,000 in cash as collateral for reverse repurchase agreements outstanding. High Income held $1,350,000, $259,909 and $900,000 in principal value of U.S. Treasury Notes, U.S. Treasury Inflationary Index Notes and Corporate Bonds, respectively, and $2,495,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral held may be invested in accordance with the Funds’ investment strategies. Collateral held as securities will not be pledged.

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	59

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

6. Income Tax Information

Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2010, Global StocksPLUS® and High Income received $3,908,853 and $12,020,727, respectively, from swap agreements which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global StocksPLUS®	$246,090,694	$28,803,725	$4,664,538	$24,139,187
High Income	1,291,579,308	206,520,435	11,753,612	194,766,823

The difference between book and tax cost is attributable to wash sales.

7. Auction-Rate Preferred Shares — High Income

High Income has 2,336 shares of Preferred Shares Series M, 2,336 shares of Preferred Shares Series T, 2,336 shares of Preferred Shares Series W, 2,336 shares of Preferred Shares Series TH and 2,336 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended September 30, 2010, the annualized dividend rates ranged from:

High Income:

	High	Low	At September 30, 2010
Series M	0.542%	0.150%	0.285%
Series T	0.422%	0.195%	0.195%
Series W	0.452%	0.120%	0.210%
Series TH	0.527%	0.135%	0.285%
Series F	0.452%	0.135%	0.300%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund has consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the higher of the 7 day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

PIMCO Global StocksPLUS® & Income Fund
60	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2010 (unaudited)

7. Auction-Rate Preferred Shares — High Income (continued)

See note “8. Legal Proceedings” below for a discussion of shareholder demand letters received by certain closed-end funds managed by the Investment Manager, including High Income.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including High Income and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation in August 2010, the independent trustees of High Income rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On October 1, 2010, the following dividends were declared to common shareholders payable November 1, 2010 to shareholders of record on October 11, 2010:

Global StocksPLUS®	$0.18335 per common share
High Income	$0.121875 per common share

On November 1, 2010, the following dividends were declared to common shareholders payable December 1, 2010 to shareholders of record on November 12, 2010:

Global StocksPLUS®	$0.18335 per common share
High Income	$0.121875 per common share

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PIMCO Global StocksPLUS® & Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months									For the period
	ended									May 31, 2005*
	September 30,		Year Ended March 31,							through
	2010		2010	2009		2008		2007		March 31, 2006
Net asset value, beginning of period	$12.52		$6.59	$22.88		$27.56		$26.04		$23.88	**
Investment Operations:
Net investment income	0.79		1.24	0.63		1.22		1.04		0.80
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	1.18		6.89	(12.03)		(2.88)		2.92		3.52
Total from investment operations	1.97		8.13	(11.40)		(1.66)		3.96		4.32
Dividends and Distributions to Shareholders from:
Net investment income	(1.10)		(1.66)	(2.82)		(2.61)		(2.24)		(2.11)
Net realized gains	–		–	(2.07)		(0.41)		(0.20)		–
Return of capital	–		(0.54)	–		–		–		–
Total dividends and distributions to shareholders	(1.10)		(2.20)	(4.89)		(3.02)		(2.44)		(2.11)
Common Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	–		–		–		(0.05)
Net asset value, end of period	$13.39		$12.52	$6.59		$22.88		$27.56		$26.04
Market price, end of period	$22.11		$19.05	$8.64		$22.20		$27.36		$24.49
Total Investment Return (1)	23.16%		155.94%	(40.72)%		(8.02)%		22.51%		6.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000s)	$135,136		$125,370	$64,444		$214,858		$258,779		$242,981
Ratio of expenses to average net assets, including interest expense (3)	3.06	%(4)	2.90%	3.25	%(2)	3.14	%(2)	2.66	%(2)	1.99	%(2)(4)
Ratio of expenses to average net assets, excluding interest expense (3)	2.34	%(4)	2.32%	1.88	%(2)	1.51	%(2)	1.42	%(2)	1.31	%(2)(4)
Ratio of net investment income to average net assets	12.79	%(4)	12.27%	3.43%		4.62%		3.91%		3.82	%(4)
Portfolio turnover	38%		135%	214%		156%		86%		105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(n) in Notes to Financial Statements).
(3)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(4)	Annualized.

PIMCO Global StocksPLUS® & Income Fund
62	PIMCO High Income Fund Semi-Annual Report | 9.30.10 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended September 30,		Year ended March 31,
	2010		2010	2009		2008		2007		2006
Net asset value, beginning of period	$8.73		$3.49	$11.28		$15.19		$15.02		$15.02
Investment Operations:
Net investment income	0.57		1.13	1.37		1.71		1.68		1.66
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.53		5.58	(7.55)		(2.64)		0.67		0.13
Total from investment operations	1.10		6.71	(6.18)		(0.93)		2.35		1.79
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.00	)†	(0.01)	(0.15)		(0.36)		(0.36)		(0.29)
Net realized gains	–		–	–		(0.04)		(0.03)		(0.00	)†
Total dividends and distributions on preferred shares	(0.00	)†	(0.01)	(0.15)		(0.40)		(0.39)		(0.29)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.10		6.70	(6.33)		(1.33)		1.96		1.50
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)		(1.39)	(1.46)		(1.46)		(1.46)		(1.46)
Net realized gains	–		–	–		(1.12)		(0.33)		(0.04)
Return of capital	–		(0.07)	–		–		–		–
Total dividends and distributions to common shareholders	(0.73)		(1.46)	(1.46)		(2.58)		(1.79)		(1.50)
Net asset value, end of period	$9.10		$8.73	$3.49		$11.28		$15.19		$15.02
Market price, end of period	$13.02		$12.24	$5.57		$11.72		$15.96		$15.07
Total Investment Return (1)	13.15%		156.33%	(42.27)%		(10.55)%		19.29%		18.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$1,096,020		$1,046,236	$412,833		$1,319,726		$1,756,273		$1,720,103
Ratio of expenses to average net assets including interest expense (2)(4)	1.12	%(5)	1.25%	1.64	%(3)	1.53	%(3)	1.55	%(3)	1.28	%(3)
Ratio of expenses to average net assets excluding interest expense (2)(4)	1.05	%(5)	1.15%	1.62	%(3)	1.32	%(3)	1.28	%(3)	1.27	%(3)
Ratio of net investment income to average net assets (2)	13.36	%(5)	16.69%	17.16%		12.49%		11.29%		11.02%
Preferred shares asset coverage per share	$118,835		$114,573	$55,773		$61,644		$73,758		$72,762
Portfolio turnover	69%		138%	261%		99%		53%		65%

†	Less then $(0.005) per common share.
(1)

Total investment return is calculated assuming a purchase of common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(n) in Notes to Financial Statements).
(4)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(5)	Annualized.

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.10 | PIMCO High Income Fund Semi-Annual Report	63

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Annual Shareholder Meeting Results/Changes to Board of Trustees/
Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

Global StocksPLUS® held its annual meeting of shareholders on July 21, 2010.

Shareholders of Global StocksPLUS® voted as indicated below:

		Withheld
	Affirmative	Authority
Election of James A. Jacobson – Class II to serve until 2013	8,725,344	242,730

Re-election of R. Peter Sullivan III – Class II to serve until 2013	8,721,150	246,924

Election of Alan Rappaport – Class III to serve until 2011	8,712,001	256,073

Messrs. Paul Belica, Hans W. Kertess, John C. Maney† and William B. Ogden, IV continued to serve as Trustees of the Fund.

†  Interested Trustee

Changes to Board of Trustees:

Effective June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Trustee.

R. Peter Sullivan, III retired from the Funds’ Board of Trustees effective July 31, 2010.

Effective September 21, 2010, the Board of Trustees of Global StocksPLUS® appointed Bradford K. Gallagher as a Class II Trustee to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

PIMCO Global StocksPLUS® & Income Fund
64	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO Global StocksPLUS® & Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited)

Global StocksPLUS®:

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Fund’s Management Agreements with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Fund for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one year period ended March 31, 2010, (iv) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	65

PIMCO Global StocksPLUS® & Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

capabilities and philosophy were well suited to the Fund given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how the Fund compared to its Lipper peers as to performance, management fee expense and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to the its Lipper peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of three leveraged closed-end funds, including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $73.4 million to $148.8 million, and that all of the other funds are smaller in asset size than the Fund. The Trustees also noted that the Fund was ranked three out of three funds in the expense peer group for actual management fees and for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked third having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and was ranked one against a peer group of two funds in performance for the one-year period ended March 31, 2010. At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Fund on a monthly basis.

Because the Sub-Adviser does not manage any funds or institutional separate accounts with investment strategies similar to the Fund, the Trustees did not consider the management fees charged by the Sub-Adviser to other clients.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

PIMCO Global StocksPLUS® & Income Fund
66	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited)

High Income:

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Fund’s Management Agreements with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Fund for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	67

PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how the Fund compared to its Lipper peers as to performance, management fee expense and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to the its Lipper peer categories. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of six leveraged closed-end funds, including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $115.7 million to $943.4 million, and that all of the other funds are smaller in asset size than the Fund. The Trustees also noted that the Fund was ranked four out of six funds in the expense peer group for actual management fees and one out of six funds in the expense group for actual total expenses (each based on common and leveraged assets combined) (with funds ranked first having the lowest fees/expenses and ranked sixth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of twenty eight funds. The Trustees also noted that the Fund had third quintile performance for the three-year period against a peer group of twenty six funds and second quintile performance for the five-year period ended March 31, 2010 against a peer group of twenty four funds. At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Fund on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Fund’s investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund are generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund is generally higher than the fees paid by the open-end

PIMCO Global StocksPLUS® & Income Fund
68	PIMCO High Income Fund Semi-Annual Report | 9.30.10

PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that determined that such profitability was down from last year and did not appear to be excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

PIMCO Global StocksPLUS® & Income Fund
9.30.10 | PIMCO High Income Fund Semi-Annual Report	69

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Bradford K. Gallagher (PGP)	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660
Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS® & Income Fund and PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ607SA_093010

ITEM 2.	CODE OF ETHICS

(A) N/A

(B) The CODE OF ETHICS PURUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINICIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (THE “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval or ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)           The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)           Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filings

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial and Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Exhibit 99.CODE ETH — Code of Ethics

(a) (2) Exhibit 99.302 — Cert. — Certification pursuant to section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Global StocksPLUS® & Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date December 1, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date December 1, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date December 1, 2010